UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
January 31, 2016

Emerging Markets Debt Fund - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 86.1%
Argentina — 0.9%
YPF SA, 8.75%, 4/4/24	250,000	241,000
Bangladesh — 0.8%
Banglalink Digital Communications Ltd., 8.625%, 5/6/19	200,000	202,000
Brazil — 5.0%
Cia Brasileira de Aluminio, 4.75%, 6/17/24	200,000	155,000
ESAL GmbH, 6.25%, 2/5/23	200,000	159,000
JBS Investments GmbH, 7.75%, 10/28/20	200,000	179,000
Petrobras Global Finance BV, 4.875%, 3/17/20	400,000	302,500
Petrobras Global Finance BV, 2.00%, 5/20/16	550,000	546,562
		1,342,062
Chile — 6.0%
AES Gener SA, 5.00%, 7/14/25(1)	200,000	190,359
Banco del Estado de Chile, MTN, 3.875%, 2/8/22	200,000	201,989
Banco Santander Chile, 3.875%, 9/20/22	200,000	199,161
Corp. Nacional del Cobre de Chile, 3.00%, 7/17/22	200,000	184,341
Corpbanca SA, 3.875%, 9/22/19(1)	250,000	249,335
Inversiones CMPC SA/Cayman Islands Branch, 4.75%, 1/19/18	200,000	205,060
Telefonica Chile SA, 3.875%, 10/12/22	200,000	197,660
VTR Finance BV, 6.875%, 1/15/24	200,000	187,000
		1,614,905
China — 8.9%
Baidu, Inc., 2.75%, 6/9/19	200,000	200,669
CGNPC International Ltd., 4.00%, 5/19/25	200,000	204,507
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	200,000	201,980
CITIC Ltd., 6.80%, 1/17/23	200,000	234,134
CITIC Ltd., MTN, 6.875%, 1/21/18	200,000	216,767
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	300,000	284,154
CRCC Yuxiang Ltd., 3.50%, 5/16/23	200,000	198,558
ENN Energy Holdings Ltd., 6.00%, 5/13/21	200,000	222,284
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	198,917
Talent Yield Investments Ltd., 4.50%, 4/25/22	200,000	212,671
Tencent Holdings Ltd., 3.80%, 2/11/25(1)	200,000	199,731
		2,374,372
Colombia — 2.9%
Banco Davivienda SA, 2.95%, 1/29/18	200,000	194,550
Ecopetrol SA, 5.875%, 9/18/23	200,000	176,440
Grupo Aval Ltd., 5.25%, 2/1/17	200,000	204,260
Millicom International Cellular SA, 6.625%, 10/15/21	200,000	181,536
Pacific Exploration and Production Corp., 7.25%, 12/12/21	100,000	13,000
Pacific Exploration and Production Corp., 5.375%, 1/26/19	100,000	13,250
		783,036
Guatemala — 0.6%
Comcel Trust via Comunicaciones Celulares SA, 6.875%, 2/6/24	200,000	161,000
Hong Kong — 4.8%
Bank of East Asia Ltd. (The), MTN, VRN, 4.25%, 11/20/19	200,000	199,155
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	200,000	225,760
Hutchison Whampoa International 09 Ltd., 7.625%, 4/9/19	100,000	116,590

Hutchison Whampoa International 12 Ltd., VRN, 6.00%, 5/7/17	100,000	104,400
LS Finance 2017 Ltd., 5.25%, 1/26/17	200,000	205,436
PCCW Capital No 4 Ltd., 5.75%, 4/17/22	200,000	222,508
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22	200,000	216,771
		1,290,620
India — 4.5%
Axis Bank Ltd. (Dubai), MTN, 5.125%, 9/5/17	200,000	208,746
Bharti Airtel International (Netherlands) BV, 5.125%, 3/11/23	200,000	206,013
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	224,252
ONGC Videsh Ltd., 4.625%, 7/15/24	200,000	202,486
Reliance Industries Ltd., 4.125%, 1/28/25	250,000	248,188
Vedanta Resources plc, 6.00%, 1/31/19	200,000	125,260
		1,214,945
Indonesia — 1.4%
Pertamina Persero PT, 4.875%, 5/3/22	200,000	190,616
TBG Global Pte. Ltd., 4.625%, 4/3/18	200,000	193,791
		384,407
Israel — 2.3%
Israel Electric Corp. Ltd., 5.625%, 6/21/18	200,000	210,524
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	400,000	409,250
		619,774
Jamaica — 1.4%
Digicel Group Ltd., 8.25%, 9/30/20	450,000	366,244
Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 5/3/17	200,000	202,100
Kuwait — 1.2%
Kuwait Projects Co., 4.80%, 2/5/19	300,000	308,523
Malaysia — 0.7%
Malayan Banking Bhd, MTN, VRN, 3.25%, 9/20/17	200,000	201,043
Mexico — 8.5%
Alfa SAB de CV, 5.25%, 3/25/24	200,000	203,000
Alpek SAB de CV, 4.50%, 11/20/22	200,000	191,250
America Movil SAB de CV, 6.375%, 3/1/35	100,000	113,117
BBVA Bancomer SA, 6.75%, 9/30/22	300,000	323,700
Cemex SAB de CV, 6.50%, 12/10/19	200,000	190,750
Grupo Televisa SAB, 6.625%, 3/18/25	200,000	230,049
Mexichem SAB de CV, 5.875%, 9/17/44	200,000	162,200
Nemak SAB de CV, 5.50%, 2/28/23	200,000	200,000
Petroleos Mexicanos, 4.875%, 1/24/22	200,000	188,000
PLA Administradora Industrial S de RL de CV, 5.25%, 11/10/22(1)	200,000	184,500
Sixsigma Networks Mexico SA de CV, 8.25%, 11/7/21	200,000	183,000
Southern Copper Corp., 7.50%, 7/27/35	100,000	92,506
		2,262,072
Morocco — 1.4%
OCP SA, 4.50%, 10/22/25	200,000	181,625
OCP SA, 5.625%, 4/25/24	200,000	199,625
		381,250
Nigeria — 1.2%
GTB Finance BV, 6.00%, 11/8/18	200,000	176,461
Helios Towers Finance Netherlands BV, 8.375%, 7/15/19	200,000	149,167
		325,628
Panama — 0.7%
Sable International Finance Ltd., 6.875%, 8/1/22	200,000	187,000

Peru — 3.8%
Banco de Credito del Peru, VRN, 6.125%, 4/24/22	200,000	206,100
Banco de Credito del Peru, VRN, 6.875%, 9/16/21	200,000	213,200
Banco Internacional del Peru SAA Interbank, VRN, 6.625%, 3/19/24	100,000	98,500
BBVA Banco Continental SA, VRN, 5.25%, 9/22/24	100,000	96,375
Corp. Financiera de Desarrollo SA, 4.75%, 2/8/22	200,000	204,440
InRetail Consumer, 5.25%, 10/10/21	100,000	98,500
Intercorp Peru Ltd., 5.875%, 2/12/25	100,000	95,500
		1,012,615
Philippines — 2.3%
Alliance Global Group (Cayman Islands), Inc., 6.50%, 8/18/17	100,000	104,988
BDO Unibank, Inc., 3.875%, 4/22/16	200,000	200,816
FPT Finance Ltd., 6.375%, 9/28/20	100,000	109,822
SM Investments Corp., 4.875%, 6/10/24	200,000	205,808
		621,434
Poland — 0.8%
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 9/26/22	200,000	204,127
Qatar — 3.5%
Nakilat, Inc., 6.27%, 12/31/33	218,995	229,124
Ooredoo International Finance Ltd., 3.25%, 2/21/23	200,000	190,294
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27	500,000	515,475
		934,893
Republic of Korea — 3.0%
Hyundai Capital America, 2.55%, 2/6/19	200,000	200,456
KEB Hana Bank, 2.00%, 4/2/18	200,000	200,477
KEB Hana Bank, MTN, 4.375%, 9/30/24	200,000	208,847
Korea Gas Corp., 2.875%, 7/29/18	200,000	204,744
		814,524
Russia — 5.5%
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	200,000	186,500
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	100,000	101,500
Lukoil International Finance BV, 3.42%, 4/24/18	200,000	196,362
Lukoil International Finance BV, 6.125%, 11/9/20	200,000	205,390
Lukoil International Finance BV, 4.56%, 4/24/23	200,000	182,507
Sberbank of Russia Via SB Capital SA, VRN, 5.50%, 2/26/19	200,000	179,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21	400,000	411,750
		1,463,009
Singapore — 2.7%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	300,000	306,971
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19	200,000	207,131
United Overseas Bank Ltd., MTN, VRN, 3.75%, 9/19/19	200,000	205,723
		719,825
South Africa — 2.2%
FirstRand Bank Ltd., MTN, 4.25%, 4/30/20	200,000	196,750
Myriad International Holdings BV, 5.50%, 7/21/25(1)	200,000	191,371
Sappi Papier Holding GmbH, 6.625%, 4/15/21	200,000	204,000
		592,121
Thailand — 1.6%
Bangkok Bank PCL, 3.875%, 9/27/22	200,000	211,685
Siam Commercial Bank PCL, MTN, 3.50%, 4/7/19	200,000	205,714
		417,399
Trinidad and Tobago — 0.8%
Columbus International, Inc., 7.375%, 3/30/21	200,000	201,250

Turkey — 3.7%
Akbank TAS, 4.00%, 1/24/20	200,000	193,304
Tupras Turkiye Petrol Rafinerileri AS, 4.125%, 5/2/18	200,000	199,881
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(1)	200,000	192,006
Turkiye Garanti Bankasi AS, 5.25%, 9/13/22	200,000	197,880
Turkiye Is Bankasi, 5.00%, 4/30/20	200,000	198,942
		982,013
United Arab Emirates — 2.2%
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23	200,000	189,625
ADCB Finance Cayman Ltd., MTN, 4.50%, 3/6/23	200,000	198,024
DP World Ltd., MTN, 6.85%, 7/2/37	200,000	191,051
		578,700
TOTAL CORPORATE BONDS (Cost $23,837,768)		23,003,891
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.2%
Brazil — 1.0%
Brazilian Government International Bond, 4.875%, 1/22/21	300,000	279,375
Colombia — 2.1%
Colombia Government International Bond, 4.375%, 7/12/21	200,000	200,500
Colombia Government International Bond, 2.625%, 3/15/23	400,000	350,400
		550,900
Indonesia — 1.5%
Indonesia Government International Bond, MTN, 3.75%, 4/25/22	400,000	390,447
Kazakhstan — 0.7%
Kazakhstan Government International Bond, MTN, 5.125%, 7/21/25	200,000	198,676
Qatar — 0.9%
Qatar Government International Bond, 9.75%, 6/15/30	150,000	228,563
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,658,361)		1,647,961
TEMPORARY CASH INVESTMENTS — 7.0%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $771,027), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $755,340)		755,327
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $1,095,256), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $1,070,009)		1,070,000
SSgA U.S. Government Money Market Fund, Class N	1,298	1,298
U.S. Treasury Bills, 0.12%, 2/11/16(2)(3)	50,000	49,997
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,876,624)		1,876,622
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $27,372,753)		26,528,474
OTHER ASSETS AND LIABILITIES — 0.7%		183,884
TOTAL NET ASSETS — 100.0%		$26,712,358

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
2	U.S. Treasury Long Bonds	March 2016	322,062	15,058
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
7	U.S. Treasury 10-Year Ultra Notes	March 2016	977,156	(11,828)

CREDIT DEFAULT SWAP AGREEMENTS*
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)***
Bank of America N.A./ Brazilian Government International Bond	200,000	Sell	1.00	9/20/20	(16,745)	(12,045)	(28,790)
Bank of America N.A./ Brazilian Government International Bond	200,000	Sell	1.00	12/20/20	(32,317)	1,525	(30,792)
Bank of America N.A./ Brazilian Government International Bond	300,000	Sell	1.00	12/20/20	(43,742)	(2,447)	(46,189)
Barclays Bank plc/ Brazilian Government International Bond	200,000	Sell	1.00	9/20/20	(16,337)	(12,453)	(28,790)
Barclays Bank plc/ Brazilian Government International Bond	200,000	Sell	1.00	9/20/20	(16,706)	(12,084)	(28,790)
Barclays Bank plc/ Brazilian Government International Bond	200,000	Sell	1.00	9/20/20	(15,894)	(12,896)	(28,790)
					(141,741)	(50,400)	(192,141)

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

*** The quoted market prices and resulting value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $1,815,469, which represented 6.8% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $10,999.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	23,003,891	—
Sovereign Governments and Agencies	—	1,647,961	—
Temporary Cash Investments	1,298	1,875,324	—
	1,298	26,527,176	—
Other Financial Instruments
Futures Contracts	15,058	—	—

Liabilities
Other Financial Instruments
Futures Contracts	11,828	—	—
Swap Agreements	—	192,141	—
	11,828	192,141	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$27,372,753
Gross tax appreciation of investments	$185,041
Gross tax depreciation of investments	(1,029,320)
Net tax appreciation (depreciation) of investments	$(844,279)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
January 31, 2016

Global Bond - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 40.9%
Australia — 1.1%
Australia Government Bond, 4.50%, 4/15/20	AUD	2,535,000	1,976,566
Australia Government Bond, 2.75%, 4/21/24	AUD	8,680,000	6,248,659
New South Wales Treasury Corp., 4.00%, 2/20/17	AUD	4,485,000	3,239,985
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	145,000	106,453
			11,571,663
Austria — 0.8%
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	2,325,000	2,889,665
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	1,240,000	1,592,427
Austria Government Bond, 1.65%, 10/21/24(1)	EUR	1,550,000	1,858,763
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,020,000	1,687,727
			8,028,582
Belgium — 1.7%
Belgium Government Bond, 4.25%, 9/28/22	EUR	4,650,000	6,422,168
Belgium Government Bond, 2.25%, 6/22/23	EUR	5,030,000	6,254,003
Belgium Government Bond, 5.00%, 3/28/35(1)	EUR	2,015,000	3,526,393
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	620,000	1,054,350
			17,256,914
Brazil†
Brazilian Government International Bond, 2.625%, 1/5/23		$488,000	385,520
Canada — 2.4%
Canadian Government Bond, 4.00%, 6/1/17	CAD	7,935,000	5,933,153
Canadian Government Bond, 3.25%, 6/1/21	CAD	9,579,000	7,747,509
Canadian Government Bond, 4.00%, 6/1/41	CAD	4,420,000	4,376,964
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	3,725,000	2,831,946
Province of Ontario Canada, 4.65%, 6/2/41	CAD	2,170,000	1,945,682
Province of Quebec Canada, 3.00%, 9/1/23	CAD	1,395,000	1,068,390
Province of Quebec Canada, 5.00%, 12/1/41	CAD	465,000	435,516
			24,339,160
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$300,000	312,750
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		$697,000	698,742
Czech — 0.2%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	29,000,000	1,507,567
Denmark — 0.1%
Denmark Government Bond, 4.00%, 11/15/19	DKK	350,000	58,942
Denmark Government Bond, 7.00%, 11/10/24	DKK	4,030,000	923,085
Denmark Government Bond, 4.50%, 11/15/39	DKK	1,705,000	421,153
			1,403,180
Finland — 0.2%
Finland Government Bond, 1.625%, 9/15/22(1)	EUR	1,395,000	1,669,419
France — 3.3%
France Government Bond OAT, 3.25%, 10/25/21	EUR	16,145,000	20,769,953
France Government Bond OAT, 5.50%, 4/25/29	EUR	3,260,000	5,511,071
France Government Bond OAT, 3.25%, 5/25/45	EUR	4,960,000	7,365,146
			33,646,170

Germany — 2.2%
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	3,490,000	4,344,510
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	16,000,000	17,804,569
			22,149,079
Ireland — 0.2%
Ireland Government Bond, 5.90%, 10/18/19	EUR	1,085,000	1,437,156
Ireland Government Bond, 3.40%, 3/18/24	EUR	713,000	938,175
			2,375,331
Italy — 2.5%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	1,990,000	2,289,178
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	20,475,000	23,223,388
Italy Government International Bond, 6.875%, 9/27/23		$120,000	151,007
			25,663,573
Japan — 13.8%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	2,264,300,000	18,871,116
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	6,567,050,000	57,440,996
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	3,113,050,000	33,302,489
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,080,600,000	10,936,479
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	2,087,600,000	20,621,668
			141,172,748
Malaysia — 0.2%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	8,000,000	1,943,418
Mexico — 0.6%
Mexican Bonos, 6.50%, 6/9/22	MXN	79,980,000	4,600,644
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$30,000	33,187
Mexico Government International Bond, 4.00%, 10/2/23		$20,000	20,230
Mexico Government International Bond, 3.60%, 1/30/25		$1,500,000	1,460,625
Mexico Government International Bond, 6.05%, 1/11/40		$10,000	10,738
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$370,000	334,850
			6,460,274
Netherlands — 1.1%
Netherlands Government Bond, 3.50%, 7/15/20(1)	EUR	7,750,000	9,813,377
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	930,000	1,412,340
			11,225,717
New Zealand — 0.1%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	1,550,000	1,077,675
Norway — 0.2%
Norway Government Bond, 3.75%, 5/25/21(1)	NOK	13,188,000	1,744,468
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$350,000	405,125
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		$750,000	816,903
Poland — 0.2%
Poland Government Bond, 4.00%, 10/25/23	PLN	4,410,000	1,170,437
Poland Government International Bond, 3.00%, 3/17/23		$410,000	404,526
			1,574,963
Portugal — 1.7%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(1)	EUR	16,180,000	17,849,511
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	1,910,000	1,423,522
South Africa — 0.2%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	32,700,000	1,918,290

South Korea†
Korea Development Bank (The), 3.25%, 3/9/16		$40,000	40,090
Spain — 2.8%
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	3,500,000	4,358,607
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	8,180,000	10,971,294
Spain Government Bond, 4.20%, 1/31/37(1)	EUR	7,500,000	10,351,585
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	1,550,000	2,488,654
			28,170,140
Sweden — 0.3%
Sweden Government Bond, 3.50%, 6/1/22	SEK	24,025,000	3,375,209
Switzerland — 0.9%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	8,535,000	9,554,973
Thailand — 0.2%
Thailand Government Bond, 3.85%, 12/12/25	THB	63,300,000	1,986,754
Turkey — 0.2%
Turkey Government Bond, 8.00%, 3/12/25	TRY	5,500,000	1,587,848
Turkey Government International Bond, 3.25%, 3/23/23		$180,000	167,128
			1,754,976
United Kingdom — 3.4%
United Kingdom Gilt, 5.00%, 3/7/18	GBP	3,720,000	5,822,630
United Kingdom Gilt, 5.00%, 3/7/25	GBP	3,040,000	5,638,644
United Kingdom Gilt, 4.25%, 3/7/36	GBP	2,615,000	4,951,898
United Kingdom Gilt, 4.50%, 12/7/42	GBP	8,419,000	17,203,094
United Kingdom Gilt, 4.25%, 12/7/55	GBP	730,000	1,607,644
			35,223,910
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$140,000	109,200
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $423,741,574)			418,835,516
CORPORATE BONDS — 28.4%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22		330,000	328,786
Harris Corp., 2.70%, 4/27/20		240,000	238,636
Lockheed Martin Corp., 3.55%, 1/15/26		170,000	174,623
Lockheed Martin Corp., 3.80%, 3/1/45		50,000	45,646
United Technologies Corp., 5.70%, 4/15/40		380,000	450,293
			1,237,984
Auto Components — 0.3%
Schaeffler Finance BV, 4.25%, 5/15/21(1)		1,000,000	997,500
Tenneco, Inc., 6.875%, 12/15/20		990,000	1,032,075
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		1,000,000	1,002,000
			3,031,575
Automobiles — 0.4%
American Honda Finance Corp., 2.125%, 10/10/18		20,000	20,285
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		210,000	220,236
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		1,360,000	1,500,971
General Motors Co., 5.00%, 4/1/35		310,000	280,532
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,210,000	1,213,898
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		20,000	20,225
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)		980,000	951,825
			4,207,972
Banks — 8.4%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	2,300,000	3,798,867
Banco Bilbao Vizcaya Argentaria SA, 3.625%, 1/18/17 (Secured)	EUR	2,250,000	2,521,761

Bank of America Corp., 6.50%, 8/1/16		$10,000	10,265
Bank of America Corp., 5.75%, 12/1/17		20,000	21,281
Bank of America Corp., 5.625%, 7/1/20		3,000,000	3,329,259
Bank of America Corp., 5.70%, 1/24/22		10,000	11,297
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	1,550,000	1,769,077
Bank of America Corp., MTN, 4.20%, 8/26/24		$50,000	49,737
Bank of America Corp., MTN, 4.00%, 1/22/25		1,140,000	1,119,387
Bank of America N.A., 5.30%, 3/15/17		50,000	51,839
Bank of Nova Scotia (The), 2.55%, 1/12/17		20,000	20,273
Bankia SA, 3.625%, 10/5/16 (Secured)	EUR	2,050,000	2,273,659
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	50,000	64,788
Barclays plc, 4.375%, 1/12/26		$200,000	202,254
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	2,000,000	2,140,664
BB&T Corp., MTN, 2.05%, 6/19/18		$10,000	10,094
BPCE SA, 4.625%, 7/18/23	EUR	100,000	123,951
BPCE SA, 5.15%, 7/21/24(1)		$300,000	301,106
BPCE SA, VRN, 2.75%, 7/8/21	EUR	1,700,000	1,858,158
Branch Banking & Trust Co., 3.625%, 9/16/25		$337,000	345,016
Branch Banking & Trust Co., 3.80%, 10/30/26		10,000	10,346
Capital One Financial Corp., 4.20%, 10/29/25		1,850,000	1,857,385
Citigroup, Inc., 1.75%, 5/1/18		30,000	29,766
Citigroup, Inc., 4.50%, 1/14/22		1,350,000	1,454,923
Citigroup, Inc., 4.05%, 7/30/22		1,850,000	1,888,891
Citigroup, Inc., 4.40%, 6/10/25		230,000	229,739
Citigroup, Inc., 4.45%, 9/29/27		200,000	198,317
Commerzbank AG, 8.125%, 9/19/23(1)		490,000	552,264
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	1,950,000	2,333,751
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	100,000	128,662
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$680,000	721,941
Cooperatieve Rabobank UA, MTN, 3.75%, 11/9/20	EUR	70,000	83,476
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	1,500,000	1,633,107
Credit Suisse AG, VRN, 5.75%, 9/18/20	EUR	2,000,000	2,327,100
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	3,100,000	3,844,324
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	1,550,000	1,988,799
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	3,410,000	5,608,013
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	6,200,000	7,673,713
Fifth Third Bancorp, 4.30%, 1/16/24		$10,000	10,395
HBOS plc, MTN, 6.75%, 5/21/18(1)		400,000	438,153
HSBC Holdings plc, 5.10%, 4/5/21		1,030,000	1,147,074
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	1,550,000	1,939,824
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	1,500,000	1,724,269
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	2,635,000	3,245,955
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		$980,000	941,753
Intesa Sanpaolo SpA, MTN, 5.00%, 9/23/19	EUR	50,000	58,555
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	1,200,000	1,540,350
JPMorgan Chase & Co., 6.00%, 1/15/18		$40,000	43,134
JPMorgan Chase & Co., 4.625%, 5/10/21		3,230,000	3,516,356
JPMorgan Chase & Co., 3.25%, 9/23/22		20,000	20,162
JPMorgan Chase & Co., 3.875%, 9/10/24		10,000	9,961
JPMorgan Chase & Co., 3.125%, 1/23/25		270,000	262,208
JPMorgan Chase & Co., 4.95%, 6/1/45		150,000	150,850
KeyCorp, MTN, 2.30%, 12/13/18		10,000	10,044
KFW, 3.875%, 1/21/19	EUR	2,170,000	2,643,933

KFW, MTN, 4.625%, 1/4/23	EUR	2,170,000	3,085,947
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	970,000	1,744,335
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		$990,000	1,070,382
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	1,500,000	1,657,956
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	1,800,000	1,836,020
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	1,500,000	1,567,959
U.S. Bancorp, MTN, 3.60%, 9/11/24		$1,360,000	1,409,466
Wells Fargo & Co., 4.125%, 8/15/23		20,000	20,941
Wells Fargo & Co., MTN, 2.10%, 5/8/17		1,370,000	1,383,425
Wells Fargo & Co., MTN, 4.10%, 6/3/26		1,570,000	1,595,478
Wells Fargo & Co., MTN, 4.90%, 11/17/45		250,000	253,048
			85,915,183
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		440,000	447,788
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		590,000	597,888
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		710,000	737,238
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		20,000	23,173
Constellation Brands, Inc., 3.875%, 11/15/19		980,000	1,011,850
			2,817,937
Biotechnology — 0.5%
AbbVie, Inc., 1.75%, 11/6/17		20,000	19,983
AbbVie, Inc., 2.90%, 11/6/22		1,020,000	1,004,026
AbbVie, Inc., 3.60%, 5/14/25		290,000	291,054
Amgen, Inc., 2.125%, 5/15/17		20,000	20,170
Amgen, Inc., 4.10%, 6/15/21		510,000	545,327
Amgen, Inc., 5.375%, 5/15/43		410,000	439,226
Biogen, Inc., 3.625%, 9/15/22		680,000	699,571
Celgene Corp., 3.875%, 8/15/25		680,000	687,986
Gilead Sciences, Inc., 4.40%, 12/1/21		1,020,000	1,116,067
Gilead Sciences, Inc., 3.65%, 3/1/26		250,000	256,338
			5,079,748
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		1,000,000	1,002,500
Capital Markets — 0.2%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	1,500,000	2,040,033
Ameriprise Financial, Inc., 4.00%, 10/15/23		$20,000	21,139
Fidelity International Ltd., MTN, 6.75%, 10/19/20	GBP	50,000	82,515
Jefferies Group LLC, 5.125%, 4/13/18		$10,000	10,389
			2,154,076
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22		540,000	515,700
Eastman Chemical Co., 2.70%, 1/15/20		1,020,000	993,893
Eastman Chemical Co., 3.60%, 8/15/22		10,000	9,715
Ecolab, Inc., 4.35%, 12/8/21		235,000	255,293
LYB International Finance BV, 4.875%, 3/15/44		300,000	259,331
Mosaic Co. (The), 5.625%, 11/15/43		10,000	9,213
			2,043,145
Commercial Services and Supplies — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20		10,000	10,237
Covanta Holding Corp., 5.875%, 3/1/24		10,000	8,775
Republic Services, Inc., 3.55%, 6/1/22		680,000	709,760
Waste Management, Inc., 4.10%, 3/1/45		310,000	299,453
			1,028,225

Communications Equipment — 0.2%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		10,000	10,067
Cisco Systems, Inc., 3.00%, 6/15/22		450,000	467,195
CommScope, Inc., 4.375%, 6/15/20(1)		800,000	816,000
Crown Castle International Corp., 5.25%, 1/15/23		590,000	630,562
			1,923,824
Construction Materials†
Owens Corning, 4.20%, 12/15/22		10,000	10,153
Consumer Discretionary†
Jarden Corp., 5.00%, 11/15/23(1)		480,000	494,400
Consumer Finance — 0.3%
American Express Credit Corp., 2.60%, 9/14/20		335,000	337,283
CIT Group, Inc., 5.00%, 5/15/17		50,000	51,188
CIT Group, Inc., 4.25%, 8/15/17		1,460,000	1,478,250
CIT Group, Inc., 5.00%, 8/15/22		10,000	10,138
Discover Financial Services, 3.75%, 3/4/25		200,000	193,270
Equifax, Inc., 3.30%, 12/15/22		10,000	10,449
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		620,000	609,150
Synchrony Financial, 2.60%, 1/15/19		380,000	379,699
Synchrony Financial, 3.00%, 8/15/19		250,000	251,763
			3,321,190
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23		590,000	569,350
Berry Plastics Corp., 5.125%, 7/15/23		500,000	488,050
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21		39,000	40,365
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		980,000	975,100
WestRock RKT Co., 4.00%, 3/1/23		20,000	20,363
			2,093,228
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		200,000	195,181
Catholic Health Initiatives, 2.95%, 11/1/22		10,000	9,928
			205,109
Diversified Financial Services — 2.3%
Ally Financial, Inc., 2.75%, 1/30/17		1,480,000	1,467,050
BNP Paribas SA, 4.375%, 9/28/25(1)		200,000	194,549
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	1,200,000	1,284,220
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,200,000	2,106,142
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20(1)		$500,000	501,547
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(1)		250,000	263,750
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	2,400,000	2,332,736
GE Capital International Funding Co., 2.34%, 11/15/20(1)		$1,841,000	1,849,391
GE Capital UK Funding, MTN, 5.125%, 5/24/23	GBP	1,000,000	1,664,899
General Electric Capital Corp., MTN, 2.20%, 1/9/20		$716,000	728,515
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		200,000	201,082
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		2,140,000	2,179,031
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		430,000	471,956
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		40,000	45,476
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		30,000	30,824
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		1,000,000	987,871
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		500,000	499,996
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		250,000	243,721
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		20,000	19,900
McGraw Hill Financial, Inc., 3.30%, 8/14/20		250,000	256,466

Morgan Stanley, 2.65%, 1/27/20		3,010,000	3,017,004
Morgan Stanley, 5.00%, 11/24/25		760,000	803,227
Morgan Stanley, MTN, 6.625%, 4/1/18		30,000	32,780
Morgan Stanley, MTN, 5.625%, 9/23/19		10,000	11,024
Morgan Stanley, MTN, 3.70%, 10/23/24		20,000	20,043
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	1,600,000	2,107,578
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(1)		$200,000	200,798
			23,521,576
Diversified Telecommunication Services — 1.9%
AT&T, Inc., 3.40%, 5/15/25		1,900,000	1,822,811
AT&T, Inc., 2.60%, 12/17/29	EUR	1,800,000	1,954,475
AT&T, Inc., 6.55%, 2/15/39		$21,000	22,968
AT&T, Inc., 4.30%, 12/15/42		10,000	8,293
British Telecommunications plc, 5.95%, 1/15/18		500,000	539,812
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		980,000	999,600
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		530,000	592,041
Frontier Communications Corp., 8.25%, 4/15/17		830,000	872,537
Frontier Communications Corp., 7.125%, 3/15/19		25,000	24,935
Frontier Communications Corp., 8.50%, 4/15/20		500,000	497,500
Frontier Communications Corp., 11.00%, 9/15/25(1)		200,000	193,500
Orange SA, 4.125%, 9/14/21		680,000	725,380
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	1,600,000	1,690,599
Telecom Italia Capital SA, 6.00%, 9/30/34		$10,000	9,000
Telecom Italia SpA, 5.30%, 5/30/24(1)		1,000,000	978,750
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	1,350,000	2,045,601
Telefonica Emisiones SAU, 5.46%, 2/16/21		$690,000	768,666
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	900,000	1,005,733
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	1,600,000	1,637,597
Verizon Communications, Inc., 3.65%, 9/14/18		$50,000	52,366
Verizon Communications, Inc., 3.50%, 11/1/21		1,510,000	1,558,485
Verizon Communications, Inc., 5.05%, 3/15/34		50,000	48,954
Verizon Communications, Inc., 4.86%, 8/21/46		1,510,000	1,409,362
Verizon Communications, Inc., 5.01%, 8/21/54		5,000	4,463
Windstream Services LLC, 7.875%, 11/1/17		40,000	42,000
			19,505,428
Electric Utilities — 0.1%
AES Corp. (The), 4.875%, 5/15/23		980,000	872,200
Electrical Equipment — 0.1%
Belden, Inc., 5.25%, 7/15/24(1)		600,000	541,500
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		20,000	20,475
Sanmina Corp., 4.375%, 6/1/19(1)		980,000	987,350
			1,007,825
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21		10,000	6,656
Ensco plc, 5.20%, 3/15/25		130,000	78,795
Halliburton Co., 3.80%, 11/15/25		380,000	356,162
Noble Holding International Ltd., 5.95%, 4/1/25		210,000	105,898
Schlumberger Investment SA, 3.65%, 12/1/23		210,000	212,088
Weatherford International Ltd., 4.50%, 4/15/22		10,000	6,625
			766,224
Food and Staples Retailing — 0.3%
CVS Health Corp., 3.50%, 7/20/22		250,000	257,795

CVS Health Corp., 2.75%, 12/1/22	690,000	682,473
CVS Health Corp., 5.125%, 7/20/45	100,000	108,191
Delhaize Group, 5.70%, 10/1/40	70,000	74,051
Dollar General Corp., 3.25%, 4/15/23	160,000	156,203
Dollar General Corp., 4.15%, 11/1/25	80,000	81,962
Kroger Co. (The), 3.30%, 1/15/21	480,000	498,706
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,020,000	1,230,602
		3,089,983
Food Products — 0.2%
Kraft Foods Group, Inc., 5.00%, 6/4/42	310,000	317,745
Kraft Heinz Foods Co., 4.875%, 2/15/25(1)	618,000	661,844
Kraft Heinz Foods Co., 5.20%, 7/15/45(1)	200,000	210,649
Mead Johnson Nutrition Co., 3.00%, 11/15/20	190,000	192,459
Mondelez International, Inc., 4.00%, 2/1/24	310,000	319,680
Tyson Foods, Inc., 4.50%, 6/15/22	20,000	21,491
		1,723,868
Gas Utilities — 0.7%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(1)	280,000	253,104
Enbridge Energy Partners LP, 5.20%, 3/15/20	350,000	343,547
Enbridge, Inc., 4.50%, 6/10/44	10,000	7,156
Energy Transfer Equity LP, 7.50%, 10/15/20	20,000	17,700
Energy Transfer Partners LP, 4.15%, 10/1/20	20,000	17,723
Energy Transfer Partners LP, 3.60%, 2/1/23	1,000,000	814,535
Energy Transfer Partners LP, 6.50%, 2/1/42	10,000	7,763
Enterprise Products Operating LLC, 5.20%, 9/1/20	30,000	31,546
Enterprise Products Operating LLC, 3.70%, 2/15/26	400,000	360,622
Enterprise Products Operating LLC, 4.85%, 3/15/44	900,000	743,352
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	10,000	10,216
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	20,000	16,449
Kinder Morgan, Inc., 4.30%, 6/1/25	490,000	425,260
Kinder Morgan, Inc., 5.55%, 6/1/45	300,000	235,834
MPLX LP, 4.875%, 12/1/24(1)	990,000	774,182
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	690,000	603,160
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	360,000	310,950
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	1,020,000	827,936
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	980,000	720,300
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	520,000	485,550
TransCanada PipeLines Ltd., 2.50%, 8/1/22	20,000	18,069
Williams Cos., Inc. (The), 3.70%, 1/15/23	120,000	78,492
Williams Cos., Inc. (The), 5.75%, 6/24/44	10,000	5,635
Williams Partners LP, 4.125%, 11/15/20	680,000	527,525
Williams Partners LP, 5.40%, 3/4/44	20,000	13,166
		7,649,772
Health Care Equipment and Supplies — 0.3%
Becton Dickinson and Co., 3.73%, 12/15/24	890,000	912,437
Mallinckrodt International Finance SA, 3.50%, 4/15/18	980,000	931,000
Medtronic, Inc., 2.50%, 3/15/20	610,000	619,904
Medtronic, Inc., 2.75%, 4/1/23	10,000	9,934
Medtronic, Inc., 3.50%, 3/15/25	120,000	123,393
Medtronic, Inc., 4.375%, 3/15/35	610,000	624,426
St. Jude Medical, Inc., 2.00%, 9/15/18	160,000	161,096
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	270,000	269,063
		3,651,253

Health Care Providers and Services — 0.8%
Aetna, Inc., 2.75%, 11/15/22		10,000	9,890
CHS / Community Health Systems, Inc., 5.125%, 8/15/18		1,023,000	1,033,230
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22		50,000	52,250
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24		1,300,000	1,309,750
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)		980,000	996,538
HCA, Inc., 3.75%, 3/15/19		530,000	535,300
HCA, Inc., 4.25%, 10/15/19		980,000	1,005,725
HCA, Inc., 5.375%, 2/1/25		940,000	951,750
Tenet Healthcare Corp., 6.25%, 11/1/18		40,000	42,500
UnitedHealth Group, Inc., 2.875%, 12/15/21		610,000	628,543
UnitedHealth Group, Inc., 3.75%, 7/15/25		300,000	312,658
Universal Health Services, Inc., 4.75%, 8/1/22(1)		980,000	983,675
			7,861,809
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		500,000	503,750
McDonald's Corp., MTN, 3.375%, 5/26/25		130,000	129,652
McDonald's Corp., MTN, 4.60%, 5/26/45		90,000	88,307
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		610,000	628,300
Wyndham Worldwide Corp., 2.95%, 3/1/17		20,000	20,142
			1,370,151
Household Durables — 0.3%
D.R. Horton, Inc., 3.625%, 2/15/18		1,025,000	1,041,656
D.R. Horton, Inc., 5.75%, 8/15/23		20,000	21,150
Lennar Corp., 4.75%, 12/15/17		43,000	44,290
Lennar Corp., 4.50%, 6/15/19		850,000	875,500
M.D.C. Holdings, Inc., 5.50%, 1/15/24		10,000	9,850
Toll Brothers Finance Corp., 4.00%, 12/31/18		45,000	46,013
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		890,000	867,750
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		20,000	19,450
			2,925,659
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25(1)		650,000	669,500
Industrial Conglomerates — 0.1%
General Electric Co., 2.70%, 10/9/22		1,020,000	1,039,476
General Electric Co., 4.125%, 10/9/42		10,000	9,879
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		20,000	19,859
			1,069,214
Insurance — 1.8%
ACE INA Holdings, Inc., 3.15%, 3/15/25		600,000	604,377
ACE INA Holdings, Inc., 3.35%, 5/3/26		330,000	336,817
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19		950,000	938,125
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	2,000,000	2,314,332
American International Group, Inc., 4.875%, 6/1/22		$1,360,000	1,452,825
American International Group, Inc., MTN, 5.85%, 1/16/18		20,000	21,378
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	1,200,000	1,399,721
AXA SA, 7.125%, 12/15/20	GBP	1,800,000	3,005,125
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$680,000	708,393
Berkshire Hathaway, Inc., 4.50%, 2/11/43		460,000	464,129
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	1,500,000	1,493,244
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	1,500,000	1,514,948
Generali Finance BV, VRN, 6.21%, 6/16/16	GBP	50,000	71,207
International Lease Finance Corp., 6.25%, 5/15/19		$400,000	419,000

Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)	10,000	10,831
Liberty Mutual Group, Inc., 4.85%, 8/1/44(1)	400,000	381,462
Lincoln National Corp., 6.25%, 2/15/20	20,000	22,608
Markel Corp., 4.90%, 7/1/22	290,000	316,349
MetLife, Inc., 3.60%, 11/13/25	200,000	201,143
MetLife, Inc., 4.875%, 11/13/43	680,000	693,699
Prudential Financial, Inc., 5.375%, 6/21/20	1,360,000	1,522,953
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(1)	10,000	10,216
Travelers Cos., Inc. (The), 4.30%, 8/25/45	180,000	187,273
Voya Financial, Inc., 5.70%, 7/15/43	435,000	512,913
WR Berkley Corp., 4.625%, 3/15/22	10,000	10,784
XLIT Ltd., 4.45%, 3/31/25	50,000	49,471
		18,663,323
Internet and Catalog Retail†
Amazon.com, Inc., 3.80%, 12/5/24	210,000	220,664
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21	630,000	680,400
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	10,000	10,351
Fidelity National Information Services, Inc., 4.50%, 10/15/22	340,000	350,738
Fidelity National Information Services, Inc., 3.50%, 4/15/23	250,000	241,927
		603,016
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	10,000	10,320
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	213,000	215,611
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	320,000	345,205
		571,136
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,010,000	1,017,790
Oshkosh Corp., 5.375%, 3/1/22	20,000	20,300
Terex Corp., 6.50%, 4/1/20	20,000	19,200
		1,057,290
Media — 1.6%
21st Century Fox America, Inc., 3.70%, 10/15/25	420,000	415,868
21st Century Fox America, Inc., 4.75%, 9/15/44	410,000	389,633
CBS Corp., 3.50%, 1/15/25	320,000	309,129
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	1,170,000	1,187,550
CCO Safari II LLC, 4.91%, 7/23/25(1)	1,190,000	1,191,889
Comcast Corp., 4.40%, 8/15/35	100,000	101,310
Comcast Corp., 6.40%, 5/15/38	530,000	658,413
Comcast Corp., 4.75%, 3/1/44	10,000	10,262
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21	10,000	10,882
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	510,000	523,009
Discovery Communications LLC, 5.625%, 8/15/19	690,000	755,240
DISH DBS Corp., 7.125%, 2/1/16	40,000	40,000
DISH DBS Corp., 4.625%, 7/15/17	980,000	1,004,500
DISH DBS Corp., 6.75%, 6/1/21	50,000	51,125
Embarq Corp., 8.00%, 6/1/36	10,000	9,928
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	10,000	10,259
Lamar Media Corp., 5.375%, 1/15/24	1,000,000	1,025,000
Myriad International Holdings BV, 5.50%, 7/21/25(1)	700,000	669,799
NBCUniversal Media LLC, 5.15%, 4/30/20	1,100,000	1,236,709
NBCUniversal Media LLC, 2.875%, 1/15/23	625,000	633,719

Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		810,000	820,125
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)		980,000	987,350
TEGNA, Inc., 5.125%, 7/15/20		610,000	632,875
Time Warner Cable, Inc., 6.75%, 7/1/18		310,000	338,747
Time Warner Cable, Inc., 4.50%, 9/15/42		300,000	239,899
Time Warner, Inc., 4.70%, 1/15/21		420,000	451,997
Time Warner, Inc., 3.60%, 7/15/25		700,000	681,193
Time Warner, Inc., 5.35%, 12/15/43		250,000	248,886
Virgin Media Secured Finance plc, 5.375%, 4/15/21(1)		810,000	831,262
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)		200,000	198,500
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		680,000	686,299
			16,351,357
Metals and Mining — 0.5%
Alcoa, Inc., 5.125%, 10/1/24		980,000	807,275
ArcelorMittal, 6.25%, 8/5/20		1,080,000	877,500
Barrick Gold Corp., 4.10%, 5/1/23		107,000	91,878
Freeport-McMoRan, Inc., 3.875%, 3/15/23		330,000	136,125
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)		10,000	7,215
Glencore Finance Europe SA, MTN, 1.625%, 1/18/22	EUR	2,800,000	2,182,858
Newmont Mining Corp., 6.25%, 10/1/39		$200,000	165,671
Steel Dynamics, Inc., 6.125%, 8/15/19		980,000	984,900
Vale Overseas Ltd., 5.625%, 9/15/19		203,000	179,350
			5,432,772
Multi-Utilities — 1.6%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		680,000	688,269
Calpine Corp., 5.875%, 1/15/24(1)		490,000	504,700
Calpine Corp., 5.75%, 1/15/25		490,000	442,225
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		10,000	9,611
Constellation Energy Group, Inc., 5.15%, 12/1/20		10,000	10,934
Consumers Energy Co., 2.85%, 5/15/22		10,000	10,126
Dominion Resources, Inc., 2.75%, 9/15/22		10,000	9,818
Dominion Resources, Inc., 3.625%, 12/1/24		680,000	678,654
Dominion Resources, Inc., 3.90%, 10/1/25		480,000	486,487
Dominion Resources, Inc., 4.90%, 8/1/41		10,000	10,132
Duke Energy Corp., 1.625%, 8/15/17		20,000	19,962
Duke Energy Corp., 3.55%, 9/15/21		680,000	703,500
Duke Energy Florida LLC, 3.85%, 11/15/42		10,000	9,621
Duke Energy Progress LLC, 4.15%, 12/1/44		170,000	171,128
Duke Energy Progress, LLC, 3.25%, 8/15/25		400,000	409,462
Engie SA, VRN, 4.75%, 7/10/21	EUR	1,600,000	1,796,686
Exelon Generation Co. LLC, 4.25%, 6/15/22		$680,000	661,088
Exelon Generation Co. LLC, 5.60%, 6/15/42		10,000	8,055
FirstEnergy Corp., 4.25%, 3/15/23		1,180,000	1,209,409
Florida Power & Light Co., 4.125%, 2/1/42		525,000	540,524
GenOn Energy, Inc., 7.875%, 6/15/17		45,000	36,225
IPALCO Enterprises, Inc., 5.00%, 5/1/18		30,000	31,500
IPALCO Enterprises, Inc., 3.45%, 7/15/20		600,000	595,500
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	210,000
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17		20,000	18,650
Nisource Finance Corp., 5.65%, 2/1/45		310,000	355,969
NRG Energy, Inc., 7.625%, 1/15/18		40,000	40,600
Potomac Electric Power Co., 3.60%, 3/15/24		10,000	10,567
Progress Energy, Inc., 3.15%, 4/1/22		10,000	10,076

RWE AG, VRN, 7.00%, 3/20/19	GBP	2,200,000	2,966,706
Sempra Energy, 2.40%, 3/15/20		$20,000	19,546
Sempra Energy, 2.875%, 10/1/22		680,000	654,881
SSE plc, VRN, 2.375%, 4/1/21	EUR	2,200,000	2,165,842
Xcel Energy, Inc., 4.80%, 9/15/41		$680,000	713,390
			16,209,843
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		350,000	315,044
Target Corp., 4.00%, 7/1/42		250,000	248,462
			563,506
Oil, Gas and Consumable Fuels — 1.1%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20		500,000	497,500
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19		10,000	9,875
Anadarko Petroleum Corp., 5.95%, 9/15/16		20,000	20,304
Anadarko Petroleum Corp., 3.45%, 7/15/24		300,000	241,230
BP Capital Markets plc, 4.50%, 10/1/20		690,000	737,227
California Resources Corp., 5.50%, 9/15/21		120,000	24,600
California Resources Corp., 8.00%, 12/15/22(1)		320,000	128,000
Chesapeake Energy Corp., 8.00%, 12/15/22(1)		412,000	178,190
Cimarex Energy Co., 4.375%, 6/1/24		1,000,000	876,837
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		20,000	20,334
Concho Resources, Inc., 7.00%, 1/15/21		590,000	578,200
Concho Resources, Inc., 6.50%, 1/15/22		90,000	84,600
ConocoPhillips Holding Co., 6.95%, 4/15/29		10,000	10,339
Continental Resources, Inc., 3.80%, 6/1/24		180,000	116,532
Devon Energy Corp., 5.00%, 6/15/45		100,000	66,475
EOG Resources, Inc., 4.10%, 2/1/21		10,000	10,419
Exxon Mobil Corp., 2.71%, 3/6/25		1,030,000	1,020,319
Hess Corp., 6.00%, 1/15/40		10,000	7,708
Marathon Petroleum Corp., 3.50%, 3/1/16		20,000	20,027
Newfield Exploration Co., 5.75%, 1/30/22		1,230,000	1,061,293
Newfield Exploration Co., 5.625%, 7/1/24		50,000	42,125
Noble Energy, Inc., 4.15%, 12/15/21		217,000	196,432
Occidental Petroleum Corp., 4.625%, 6/15/45		460,000	425,632
Petrobras Global Finance BV, 6.25%, 3/17/24		240,000	174,828
Petroleos Mexicanos, 6.625%, 6/15/35		720,000	640,951
Phillips 66, 4.30%, 4/1/22		10,000	10,239
Phillips 66, 4.65%, 11/15/34		520,000	457,004
Repsol Oil & Gas Canada, Inc., 7.75%, 6/1/19		10,000	9,386
Shell International Finance BV, 2.375%, 8/21/22		690,000	654,787
Shell International Finance BV, 3.25%, 5/11/25		230,000	220,459
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)		600,000	596,750
Statoil ASA, 2.45%, 1/17/23		10,000	9,300
Statoil ASA, 3.95%, 5/15/43		500,000	437,001
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		10,000	8,400
Tesoro Corp., 5.375%, 10/1/22		490,000	472,850
Total Capital Canada Ltd., 2.75%, 7/15/23		680,000	645,894
Whiting Petroleum Corp., 5.00%, 3/15/19		620,000	409,200
			11,121,247
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(1)		20,000	20,015
Georgia-Pacific LLC, 5.40%, 11/1/20(1)		710,000	789,538
International Paper Co., 6.00%, 11/15/41		210,000	216,110
			1,025,663

Pharmaceuticals — 0.4%
Actavis Funding SCS, 3.85%, 6/15/24		1,510,000	1,540,950
Actavis Funding SCS, 4.55%, 3/15/35		10,000	9,895
Actavis, Inc., 1.875%, 10/1/17		20,000	20,004
Baxalta, Inc., 4.00%, 6/23/25(1)		650,000	647,503
Forest Laboratories LLC, 4.875%, 2/15/21(1)		20,000	21,806
Merck & Co., Inc., 2.40%, 9/15/22		350,000	350,626
Perrigo Finance Unlimited Co., 3.90%, 12/15/24		300,000	295,062
Roche Holdings, Inc., 3.35%, 9/30/24(1)		10,000	10,479
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)		980,000	977,550
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)		230,000	207,287
Zoetis, Inc., 4.50%, 11/13/25		240,000	248,053
			4,329,215
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20		10,000	10,760
Boston Properties LP, 3.65%, 2/1/26		200,000	202,278
DDR Corp., 4.75%, 4/15/18		10,000	10,492
DDR Corp., 3.625%, 2/1/25		50,000	47,864
Essex Portfolio LP, 3.625%, 8/15/22		10,000	10,244
Essex Portfolio LP, 3.25%, 5/1/23		550,000	543,819
Hospitality Properties Trust, 4.65%, 3/15/24		20,000	19,808
Hospitality Properties Trust, 4.50%, 3/15/25		710,000	687,554
Host Hotels & Resorts LP, 3.75%, 10/15/23		410,000	403,343
Realty Income Corp., 4.125%, 10/15/26		680,000	704,417
Senior Housing Properties Trust, 4.75%, 5/1/24		10,000	9,899
Simon Property Group LP, 3.30%, 1/15/26		300,000	300,303
Ventas Realty LP, 4.125%, 1/15/26		250,000	254,064
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21		10,000	10,806
Welltower, Inc., 3.75%, 3/15/23		10,000	9,936
			3,225,587
Real Estate Management and Development — 0.1%
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	1,080,659	1,314,153
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$20,000	21,165
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		10,000	9,689
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		500,000	465,464
CSX Corp., 4.25%, 6/1/21		10,000	10,744
CSX Corp., 3.40%, 8/1/24		690,000	693,362
Union Pacific Corp., 4.00%, 2/1/21		310,000	334,841
Union Pacific Corp., 4.75%, 9/15/41		300,000	320,602
			1,855,867
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 3.70%, 7/29/25		200,000	211,151
KLA-Tencor Corp., 4.65%, 11/1/24		200,000	202,996
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)		45,000	45,225
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		500,000	498,750
			958,122
Software — 0.4%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)		980,000	1,031,450
Microsoft Corp., 2.70%, 2/12/25		1,360,000	1,351,931
Microsoft Corp., 3.125%, 11/3/25		330,000	338,211
Oracle Corp., 3.625%, 7/15/23		1,010,000	1,068,448
Oracle Corp., 2.95%, 5/15/25		600,000	588,036
			4,378,076

Specialty Retail — 0.2%
Home Depot, Inc. (The), 3.35%, 9/15/25	340,000	351,505
Home Depot, Inc. (The), 5.95%, 4/1/41	680,000	840,021
Lowe's Cos., Inc., 3.375%, 9/15/25	135,000	139,490
Sonic Automotive, Inc., 7.00%, 7/15/22	50,000	52,125
United Rentals North America, Inc., 5.75%, 11/15/24	980,000	908,950
		2,292,091
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.85%, 5/6/21	1,020,000	1,055,852
Apple, Inc., 2.50%, 2/9/25	520,000	498,879
Dell, Inc., 3.10%, 4/1/16	45,000	45,101
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(1)	780,000	782,891
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(1)	430,000	408,632
HP, Inc., 4.30%, 6/1/21	20,000	20,185
Seagate HDD Cayman, 4.75%, 6/1/23	530,000	456,150
		3,267,690
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 6.375%, 12/15/20	41,000	42,553
L Brands, Inc., 6.625%, 4/1/21	40,000	44,700
		87,253
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.125%, 7/16/22	240,000	239,495
Sprint Communications, Inc., 6.00%, 12/1/16	1,020,000	1,023,825
Sprint Communications, Inc., 9.00%, 11/15/18(1)	990,000	1,013,513
T-Mobile USA, Inc., 6.625%, 4/1/23	590,000	606,225
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(1)	1,000,000	960,030
Vodafone Group plc, 5.625%, 2/27/17	350,000	365,282
		4,208,370
TOTAL CORPORATE BONDS (Cost $304,400,602)		291,208,852
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 10.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.5%
FHLMC, VRN, 1.77%, 2/15/16	65,472	67,021
FHLMC, VRN, 1.97%, 2/15/16	32,882	33,868
FHLMC, VRN, 1.97%, 2/15/16	43,672	44,786
FHLMC, VRN, 2.32%, 2/15/16	80,428	81,938
FHLMC, VRN, 2.40%, 2/15/16	19,130	20,291
FHLMC, VRN, 2.50%, 2/15/16	3,294,876	3,485,074
FHLMC, VRN, 2.60%, 2/15/16	18,266	19,397
FHLMC, VRN, 2.81%, 2/15/16	15,565	16,529
FHLMC, VRN, 3.25%, 2/15/16	30,451	32,126
FHLMC, VRN, 3.72%, 2/15/16	7,386	7,804
FHLMC, VRN, 4.22%, 2/15/16	61,994	65,705
FHLMC, VRN, 4.72%, 2/15/16	3,141	3,301
FHLMC, VRN, 5.12%, 2/15/16	3,440	3,633
FHLMC, VRN, 5.78%, 2/15/16	10,525	11,131
FHLMC, VRN, 5.96%, 2/15/16	6,052	6,385
FNMA, VRN, 2.02%, 2/25/16	2,351,479	2,453,908
FNMA, VRN, 2.06%, 2/25/16	4,091,599	4,247,609
FNMA, VRN, 2.07%, 2/25/16	2,703,541	2,833,804
FNMA, VRN, 2.07%, 2/25/16	1,919,019	1,983,289
FNMA, VRN, 2.47%, 2/25/16	47,876	50,737
FNMA, VRN, 3.61%, 2/25/16	6,920	7,301
FNMA, VRN, 3.92%, 2/25/16	10,063	10,642

FNMA, VRN, 5.05%, 2/25/16	6,014	6,360
		15,492,639
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 9.3%
FHLMC, 6.00%, 2/1/38	3,978	4,509
FHLMC, 4.00%, 12/1/40	8,928	9,632
FNMA, 3.00%, 2/11/16(3)	3,715,000	3,790,606
FNMA, 3.50%, 2/11/16(3)	6,721,000	7,035,784
FNMA, 4.00%, 2/11/16(3)	14,355,000	15,330,131
FNMA, 4.50%, 2/11/16(3)	4,377,500	4,759,269
FNMA, 5.00%, 2/11/16(3)	2,257,500	2,493,367
FNMA, 5.50%, 2/11/16(3)	3,712,000	4,143,165
FNMA, 5.00%, 7/1/31	49,853	55,256
FNMA, 5.50%, 5/1/33	12,238	13,811
FNMA, 5.00%, 9/1/33	1,862,622	2,069,048
FNMA, 5.00%, 11/1/33	11,450	12,716
FNMA, 5.00%, 9/1/35	35,387	39,079
FNMA, 6.00%, 4/1/37	12,705	14,530
FNMA, 6.00%, 7/1/37	15,086	17,236
FNMA, 6.00%, 8/1/37	9,730	11,061
FNMA, 5.50%, 1/1/39	25,900	29,018
FNMA, 5.50%, 3/1/39	3,189	3,572
FNMA, 4.50%, 5/1/39	2,944,535	3,225,011
FNMA, 5.00%, 8/1/39	6,953	7,792
FNMA, 4.50%, 3/1/40	3,393,652	3,701,023
FNMA, 5.00%, 8/1/40	1,950,676	2,159,262
FNMA, 3.50%, 10/1/40	4,129,521	4,332,983
FNMA, 3.50%, 12/1/40	52,350	54,930
FNMA, 4.50%, 9/1/41	27,394	29,870
FNMA, 3.50%, 5/1/42	66,118	69,424
FNMA, 3.50%, 6/1/42	37,524	39,493
FNMA, 3.50%, 9/1/42	35,246	37,013
FNMA, 3.00%, 11/1/42	40,078	40,976
FNMA, 3.00%, 5/1/43	5,095,295	5,209,113
GNMA, 3.00%, 2/22/16(3)	4,665,000	4,807,501
GNMA, 3.50%, 2/22/16(3)	3,907,500	4,119,665
GNMA, 4.00%, 2/22/16(3)	9,635,000	10,295,902
GNMA, 4.50%, 2/22/16(3)	1,620,000	1,745,139
GNMA, 6.00%, 7/15/33	6,567	7,606
GNMA, 5.00%, 3/20/36	50,562	55,841
GNMA, 5.50%, 1/15/39	5,635	6,507
GNMA, 5.50%, 9/15/39	38,780	43,922
GNMA, 4.50%, 10/15/39	16,549	18,237
GNMA, 5.00%, 10/15/39	23,408	26,228
GNMA, 4.50%, 1/15/40	20,894	22,766
GNMA, 4.00%, 12/15/40	19,379	20,718
GNMA, 4.50%, 12/15/40	64,833	71,396
GNMA, 4.50%, 7/20/41	3,045,736	3,327,956
GNMA, 4.00%, 12/15/41	33,911	36,243
GNMA, 3.50%, 6/20/42	10,712,454	11,330,386
		94,674,693
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $109,626,839)		110,167,332
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 6.0%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	9,481	9,791

Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	4,375	4,554
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	47,760	43,195
Banc of America Mortgage Trust, Series 2006-A, Class 2A1, VRN, 2.73%, 2/1/16	3,079,446	2,759,638
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.88%, 2/1/16	6,681	6,678
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.81%, 2/1/16	1,109,874	1,076,632
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, VRN, 2.76%, 2/1/16	3,418,782	3,080,180
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 2.68%, 2/1/16	3,243,147	2,868,330
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.12%, 2/1/16	2,353,552	2,320,111
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 2/1/16	73,518	72,612
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	6,694	7,063
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.51%, 2/1/16	1,015,865	1,016,052
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 2/1/16	5,864	5,621
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.74%, 2/1/16	900,814	797,484
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	24,892	25,738
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.91%, 2/1/16	1,562,688	1,610,915
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.81%, 2/1/16	1,460,007	1,466,431
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.68%, 2/1/16	1,137,316	1,130,292
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.73%, 2/1/16	1,281,506	1,221,517
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.77%, 2/1/16	15,543	15,620
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	553,101	583,957
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.77%, 2/1/16	2,036,140	2,082,986
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.59%, 2/1/16	1,560,410	1,530,119
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.59%, 2/1/16	791,161	793,403
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.40%, 2/1/16	2,841	2,837
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	1,258,766	1,046,148
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.54%, 2/1/16	3,239,837	3,234,872
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.66%, 2/1/16	980,989	1,010,490
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.69%, 2/25/16	853,517	832,926
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, VRN, 2.45%, 2/1/16	2,445,156	2,413,863
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.49%, 2/1/16	1,010,510	995,757
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.83%, 2/1/16	16,372	16,372
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.74%, 2/1/16	35,753	36,034
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 2/1/16	40,126	40,096
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,167,510	1,172,573
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	848,519	844,490
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.75%, 2/1/16	38,688	39,472
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.75%, 2/1/16	33,809	34,405
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.76%, 2/1/16	904,160	917,039
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.71%, 2/1/16	10,514	10,587
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 2.74%, 2/1/16	5,000,000	4,812,642
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.71%, 2/1/16	48,866	49,323
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	49,722	50,729
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	53,244	51,990
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,069,365	1,070,379
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	52,102	52,275
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	46,864	47,403
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	856,337	866,174
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	37,491	37,922
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 5.07%, 2/1/16	59,207	56,211
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.72%, 2/1/16	2,685,137	2,621,501
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A1, VRN, 2.74%, 2/1/16	2,721,492	2,629,770
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A4 SEQ, VRN, 2.74%, 2/1/16	20,519	19,828

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.74%, 2/1/16	19,614	18,956
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.74%, 2/1/16	41,092	38,886
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 5.83%, 2/1/16	3,948,215	3,824,256
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.74%, 2/1/16	13,814	12,896
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 2/1/16	11,287	10,461
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.74%, 2/1/16	883,434	817,444
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.61%, 2/1/16	837,448	796,157
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.78%, 2/1/16	887,184	874,372
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.71%, 2/1/16	80,892	76,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 2.73%, 2/1/16	938,766	894,545
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	53,950	53,973
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	71,359	70,866
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	35,142	35,518
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	54,743	56,378
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	20,736	21,415
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	969,666	962,486
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	30,360	31,668
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,527	1,556
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	471,792	465,630
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 2.77%, 2/1/16	2,829,185	2,617,346
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	23,658	25,032
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,504,915)		61,249,185
U.S. TREASURY SECURITIES — 5.9%
U.S. Treasury Bonds, 3.50%, 2/15/39	780,000	906,674
U.S. Treasury Bonds, 2.875%, 5/15/43	750,000	771,533
U.S. Treasury Bonds, 3.75%, 11/15/43	1,900,000	2,304,641
U.S. Treasury Bonds, 2.50%, 2/15/45	5,050,000	4,787,339
U.S. Treasury Bonds, 3.00%, 5/15/45	1,200,000	1,259,953
U.S. Treasury Notes, 0.50%, 2/28/17(4)	16,000,000	15,972,496
U.S. Treasury Notes, 0.875%, 1/31/18	8,000,000	8,010,000
U.S. Treasury Notes, 1.00%, 3/15/18	13,000,000	13,048,490
U.S. Treasury Notes, 1.25%, 11/15/18	5,800,000	5,847,920
U.S. Treasury Notes, 1.625%, 6/30/20	1,300,000	1,319,754
U.S. Treasury Notes, 1.75%, 9/30/22	6,500,000	6,548,243
TOTAL U.S. TREASURY SECURITIES (Cost $60,182,841)		60,777,043
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.2%(2)
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.23%, 2/15/16(1)	3,525,000	3,511,377
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	3,500,000	3,457,221
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	3,500,000	3,557,851
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.38%, 2/15/16(1)	3,360,784	3,284,122
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.23%, 2/15/16(1)	4,370,000	4,296,682
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.87%, 2/1/16	2,105,000	2,294,485
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 2/1/16	100,000	104,950
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	1,000,000	1,010,696
Commercial Mortgage Trust, Series 2014-LC17, Class C, VRN, 4.71%, 2/1/16	1,960,000	1,935,210
Commercial Mortgage Trust, Series 2014-UBS5, Class C, VRN, 4.77%, 2/1/16	3,150,000	3,099,525
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.93%, 3/10/48	2,500,000	2,504,705
Commercial Mortgage Trust, Series 2016-CR28, Class B, 4.65%, 2/10/49(5)	2,500,000	2,537,500
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	3,500,000	3,505,162
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	2,825,000	2,820,198

Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	3,600,000	3,630,593
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	2,000,000	2,025,541
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 2/10/16(1)	3,690,000	3,751,926
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 2/1/16	1,050,000	1,081,626
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.33%, 2/15/16(1)	2,950,000	2,917,442
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 2/1/16(1)	75,000	75,166
Morgan Stanley Capital I Trust, Series 2014-CPT, Class E, VRN, 3.56%, 2/1/16(1)	1,960,000	1,910,546
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $54,686,877)		53,312,524
ASSET-BACKED SECURITIES — 3.4%(2)
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	2,100,000	2,128,427
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	75,000	74,201
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	2,000,000	2,030,828
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.93%, 2/15/16(1)	2,450,000	2,443,957
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.68%, 2/15/16	2,600,000	2,588,723
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	3,150,000	3,141,765
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.82%, 2/10/16(1)	64,724	64,574
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	65,212	64,506
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.43%, 2/17/16(1)	4,400,000	4,316,708
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.88%, 2/17/16(1)	1,790,320	1,773,360
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	2,268,104	2,283,243
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	144,295	144,394
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	1,793,398	1,787,135
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	1,752,343	1,732,784
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	1,437,817	1,438,921
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	2,467,211	2,455,594
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	1,548,998	1,550,755
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	1,965,756	1,958,247
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.76%, 2/16/16	2,425,000	2,424,551
TOTAL ASSET-BACKED SECURITIES (Cost $34,462,171)		34,402,673
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	365,000	493,626
California GO, (Building Bonds), 7.55%, 4/1/39	400,000	591,024
California GO, (Building Bonds), 7.30%, 10/1/39	170,000	240,038
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	200,000	189,900
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	20,000	21,261
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	600,000	868,320
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	30,000	36,858
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	195,000	263,535
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	175,000	209,618
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	225,000	319,059
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	125,000	150,356
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.93%, 10/1/51	250,000	274,780
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	200,000	239,466
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	415,000	489,281
San Diego County Water Authority Rev., Series 2010 B, (Building Bonds), 6.14%, 5/1/49	100,000	133,576
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	195,000	243,652
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	580,000	820,120
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	150,000	187,052
University of California Rev., Series 2013 AJ, 4.60%, 5/15/31	400,000	439,320
TOTAL MUNICIPAL SECURITIES (Cost $6,273,685)		6,210,842

U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FNMA, 6.625%, 11/15/30 (Cost $3,712,479)	2,500,000	3,687,470
TEMPORARY CASH INVESTMENTS(6) — 2.8%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $11,932,226), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $11,689,453)		11,689,258
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $16,901,688), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $16,567,138)		16,567,000
SSgA U.S. Government Money Market Fund, Class N	14,215	14,215
TOTAL TEMPORARY CASH INVESTMENTS (Cost $28,270,473)		28,270,473
TOTAL INVESTMENT SECURITIES — 104.4% (Cost $1,086,862,456)		1,068,121,910
OTHER ASSETS AND LIABILITIES — (4.4)%		(44,842,127)
TOTAL NET ASSETS — 100.0%		$1,023,279,783

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	4,518,160	USD	3,232,351	Barclays Bank plc	3/16/16	(41,142)
AUD	5,827,498	USD	4,085,933	JPMorgan Chase Bank N.A.	3/16/16	30,072
USD	3,147,888	AUD	4,560,967	Barclays Bank plc	3/16/16	(73,556)
USD	11,761,217	AUD	16,429,493	JPMorgan Chase Bank N.A.	3/16/16	156,946
BRL	10,171,100	USD	2,464,228	UBS AG	3/16/16	45,937
CAD	53,082	USD	38,037	Barclays Bank plc	3/16/16	(145)
CAD	3,301,957	USD	2,293,306	JPMorgan Chase Bank N.A.	3/16/16	63,736
USD	4,923,241	CAD	6,882,248	Barclays Bank plc	3/16/16	10,474
USD	3,406,069	CAD	4,787,673	Barclays Bank plc	3/16/16	(11,524)
USD	24,659,202	CAD	33,571,777	UBS AG	3/16/16	694,601
CHF	2,718,618	USD	2,753,321	Barclays Bank plc	3/16/16	(94,695)
USD	12,955,407	CHF	12,725,967	UBS AG	3/16/16	510,267
CLP	3,133,277,105	USD	4,406,860	UBS AG	3/16/16	(34,290)
USD	4,373,032	CLP	3,133,277,106	UBS AG	3/16/16	462
USD	2,557,406	COP	8,669,606,306	UBS AG	3/16/16	(71,788)
USD	1,574,597	CZK	38,425,196	Barclays Bank plc	3/16/16	32,638
USD	1,408,473	DKK	9,527,368	State Street Bank & Trust Co.	3/16/16	23,789
EUR	2,776,680	USD	3,033,523	Barclays Bank plc	3/16/16	(22,253)
EUR	745,873	USD	815,367	Barclays Bank plc	3/16/16	(6,479)
EUR	2,346,246	USD	2,571,321	HSBC Holdings plc	3/16/16	(26,851)
EUR	826,788	USD	905,716	JPMorgan Chase Bank N.A.	3/16/16	(9,077)
EUR	1,055,229	USD	1,139,287	JPMorgan Chase Bank N.A.	3/16/16	5,093
EUR	4,390,217	USD	4,827,061	JPMorgan Chase Bank N.A.	3/16/16	(65,934)
EUR	3,683,228	USD	4,009,993	JPMorgan Chase Bank N.A.	3/16/16	(15,585)
EUR	296,316	USD	325,465	UBS AG	3/16/16	(4,114)
EUR	59,000	USD	63,484	UBS AG	3/16/16	501
USD	928,311	EUR	844,218	Barclays Bank plc	3/16/16	12,769
USD	4,487,534	EUR	4,138,913	Barclays Bank plc	3/16/16	(1,058)
USD	4,250,908	EUR	3,928,043	Barclays Bank plc	3/16/16	(8,998)
USD	1,020,868	EUR	925,906	Deutsche Bank	3/16/16	16,736
USD	4,037,020	EUR	3,696,600	Deutsche Bank	3/16/16	28,110
USD	259,866,765	EUR	235,966,433	State Street Bank & Trust Co.	3/16/16	3,964,569
GBP	483,523	USD	702,941	Barclays Bank plc	3/16/16	(13,918)
GBP	450,000	USD	679,193	Deutsche Bank	3/16/16	(37,941)

GBP	110,915	USD	165,114	UBS AG	3/16/16	(7,059)
USD	3,367,503	GBP	2,376,515	Barclays Bank plc	3/16/16	(19,042)
USD	64,552,143	GBP	42,590,627	State Street Bank & Trust Co.	3/16/16	3,860,312
USD	5,089,563	HKD	39,817,660	Deutsche Bank	3/16/16	(28,126)
HUF	1,029,270,658	USD	3,570,012	Barclays Bank plc	3/16/16	9,313
IDR	15,186,220,391	USD	1,095,292	UBS AG	3/16/16	6,502
IDR	48,591,798,273	USD	3,468,365	UBS AG	3/16/16	57,076
ILS	19,999,143	USD	5,158,664	Barclays Bank plc	3/16/16	(103,828)
USD	3,055,266	ILS	12,114,344	Barclays Bank plc	3/16/16	(6,666)
USD	2,008,205	ILS	7,884,799	JPMorgan Chase Bank N.A.	3/16/16	15,302
INR	337,864,658	USD	5,018,040	UBS AG	3/16/16	(74,830)
INR	485,169,101	USD	7,168,574	Westpac Group	3/16/16	(70,191)
USD	7,118,613	INR	485,169,101	Westpac Group	3/16/16	20,230
JPY	257,154,429	USD	2,126,359	Barclays Bank plc	3/16/16	(131)
JPY	138,537,556	USD	1,166,347	Deutsche Bank	3/16/16	(20,878)
JPY	127,820,315	USD	1,076,799	HSBC Holdings plc	3/16/16	(19,943)
JPY	517,940,510	USD	4,380,576	JPMorgan Chase Bank N.A.	3/16/16	(98,092)
JPY	485,695,993	USD	4,001,450	UBS AG	3/16/16	14,428
JPY	51,790,049	USD	422,731	UBS AG	3/16/16	5,484
USD	5,298,895	JPY	627,678,964	Barclays Bank plc	3/16/16	109,060
USD	140,619,321	JPY	17,064,014,005	JPMorgan Chase Bank N.A.	3/16/16	(470,971)
USD	1,085,151	JPY	127,458,419	JPMorgan Chase Bank N.A.	3/16/16	31,288
USD	4,317,434	JPY	510,555,150	Westpac Group	3/16/16	96,014
KRW	2,435,549,604	USD	2,033,183	UBS AG	3/16/16	(20,206)
USD	1,904,821	KRW	2,311,977,011	UBS AG	3/16/16	(6,023)
USD	3,050,617	KRW	3,684,077,753	UBS AG	3/16/16	5,734
USD	58	MXN	1,000	Barclays Bank plc	3/16/16	3
USD	4,051,821	MXN	73,112,960	Barclays Bank plc	3/16/16	32,595
USD	3,136,464	MXN	53,832,827	JPMorgan Chase Bank N.A.	3/16/16	177,122
USD	1,765,546	MXN	30,562,900	JPMorgan Chase Bank N.A.	3/16/16	85,417
MYR	12,813,362	USD	3,086,813	UBS AG	3/16/16	6,453
MYR	14,404,794	USD	3,352,291	UBS AG	3/16/16	125,162
MYR	15,431,295	USD	3,591,179	UBS AG	3/16/16	134,081
USD	3,542,993	MYR	15,429,735	UBS AG	3/16/16	(181,890)
USD	3,361,026	MYR	14,475,941	UBS AG	3/16/16	(133,602)
USD	1,844,921	MYR	7,889,067	Westpac Group	3/16/16	(59,574)
NOK	24,262,121	USD	2,777,612	Barclays Bank plc	3/16/16	15,832
NOK	27,022,512	USD	3,067,979	JPMorgan Chase Bank N.A.	3/16/16	43,285
NOK	26,227,604	USD	3,003,618	UBS AG	3/16/16	16,124
USD	1,764,509	NOK	15,369,016	Barclays Bank plc	3/16/16	(5,018)
USD	2,794,294	NOK	24,262,774	Barclays Bank plc	3/16/16	775
USD	2,985,727	NOK	26,218,799	Deutsche Bank	3/16/16	(33,002)
USD	1,106,338	NZD	1,681,007	Barclays Bank plc	3/16/16	20,538
USD	4,030,015	NZD	6,283,066	Westpac Group	3/16/16	(28,356)
PHP	137,661,160	USD	2,862,574	UBS AG	3/16/16	4,635
USD	4,983,872	PHP	239,375,359	UBS AG	3/16/16	(1,842)
USD	2,578,079	PHP	123,025,924	UBS AG	3/16/16	15,693
PLN	10,281,426	USD	2,515,069	Barclays Bank plc	3/16/16	3,024
PLN	20,377,036	USD	5,175,120	Barclays Bank plc	3/16/16	(184,443)
USD	6,327,547	PLN	25,067,211	Barclays Bank plc	3/16/16	188,168
RUB	212,358,670	USD	2,701,764	UBS AG	3/16/16	80,694
SEK	28,524,624	USD	3,407,142	JPMorgan Chase Bank N.A.	3/16/16	(79,607)
USD	3,563,815	SEK	29,942,997	Barclays Bank plc	3/16/16	70,821

USD	3,310,609	SEK	28,284,674	Deutsche Bank	3/16/16	11,066
USD	3,228,524	SEK	27,662,887	JPMorgan Chase Bank N.A.	3/16/16	1,516
SGD	4,375,761	USD	3,064,108	Barclays Bank plc	3/16/16	4,747
SGD	6,925,850	USD	4,910,000	Deutsche Bank	3/16/16	(52,689)
SGD	7,342,223	USD	5,207,586	State Street Bank & Trust Co.	3/16/16	(58,260)
USD	4,914,046	SGD	6,930,785	JPMorgan Chase Bank N.A.	3/16/16	53,274
USD	5,105,288	SGD	7,335,304	State Street Bank & Trust Co.	3/16/16	(39,185)
USD	6,108,308	SGD	8,785,995	State Street Bank & Trust Co.	3/16/16	(53,580)
USD	1,437,622	SGD	2,027,220	UBS AG	3/16/16	15,871
THB	146,686,717	USD	4,080,866	UBS AG	3/16/16	19,398
USD	1,957,469	THB	70,919,100	UBS AG	3/16/16	(24,899)
TRY	9,361,454	USD	3,044,569	Barclays Bank plc	3/16/16	83,732
TRY	5,978,219	USD	1,986,383	Barclays Bank plc	3/16/16	11,348
TRY	10,969,222	USD	3,685,259	Barclays Bank plc	3/16/16	(19,692)
USD	1,633,995	TRY	4,891,935	JPMorgan Chase Bank N.A.	3/16/16	(735)
USD	3,558,627	TRY	10,885,305	JPMorgan Chase Bank N.A.	3/16/16	(78,898)
TWD	190,379,914	USD	5,799,668	UBS AG	3/16/16	(118,382)
USD	5,755,136	TWD	190,379,914	UBS AG	3/16/16	73,850
USD	3,019,162	TWD	101,338,178	UBS AG	3/16/16	(4,955)
USD	2,074,345	TWD	69,646,121	UBS AG	3/16/16	(4,024)
ZAR	52,539,927	USD	3,159,229	JPMorgan Chase Bank N.A.	3/16/16	121,241
USD	2,151,820	ZAR	31,953,354	Deutsche Bank	3/16/16	156,727
						$8,752,668

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
11	Korean Treasury 10-Year Bonds	March 2016	1,168,354	24,479
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
79	U.S. Treasury 10-Year Notes	March 2016	10,236,672	(275,443)

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT *
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread (%)***	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 25 Index	6,700,000	Sell	5.00	12/20/20	5.04	164,421	34,495
CDX North America Investment Grade 24 Index	15,000,000	Sell	1.00	6/20/20	0.99	(213,526)	23,578
						(49,105)	58,073

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79	8/27/25	(154,239)

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

*** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $171,072,376, which represented 16.7% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,766,443.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)	Category includes collateral received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $255,000.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	418,835,516	—
Corporate Bonds	—	291,208,852	—
U.S. Government Agency Mortgage-Backed Securities	—	110,167,332	—
Collateralized Mortgage Obligations	—	61,249,185	—
U.S. Treasury Securities	—	60,777,043	—
Commercial Mortgage-Backed Securities	—	53,312,524	—
Asset-Backed Securities	—	34,402,673	—
Municipal Securities	—	6,210,842	—
U.S. Government Agency Securities	—	3,687,470	—
Temporary Cash Investments	14,215	28,256,258	—
	14,215	1,068,107,695	—
Other Financial Instruments
Futures Contracts	—	24,479	—
Swap Agreements	—	58,073	—
Forward Foreign Currency Exchange Contracts	—	11,400,635	—
	—	11,483,187	—
Liabilities
Other Financial Instruments
Futures Contracts	275,443	—	—
Swap Agreements	—	154,239	—
Forward Foreign Currency Exchange Contracts	—	2,647,967	—
	275,443	2,802,206	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,086,937,911
Gross tax appreciation of investments	$7,667,874
Gross tax depreciation of investments	(26,483,875)
Net tax appreciation (depreciation) of investments	$(18,816,001)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
January 31, 2016

International Bond - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 71.0%
Australia — 2.4%
Australia Government Bond, 2.75%, 4/21/24	AUD	16,860,000	12,137,372
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	10,650,000	7,818,793
			19,956,165
Austria — 1.4%
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	4,740,000	5,891,189
Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,525,000	3,348,851
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,485,000	2,457,131
			11,697,171
Belgium — 2.2%
Belgium Government Bond, 4.00%, 3/28/18(1)	EUR	7,655,000	9,088,083
Belgium Government Bond, 2.25%, 6/22/23	EUR	4,585,000	5,700,717
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	2,115,000	3,596,695
			18,385,495
Canada — 4.7%
Canadian Government Bond, 1.50%, 3/1/17	CAD	10,560,000	7,625,075
Canadian Government Bond, 4.00%, 6/1/41	CAD	6,555,000	6,491,177
Province of British Columbia, 3.25%, 12/18/21	CAD	6,970,000	5,463,116
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	4,680,000	3,557,988
Province of Ontario Canada, 4.40%, 6/2/19	CAD	11,115,000	8,803,014
Province of Ontario Canada, 4.65%, 6/2/41	CAD	3,170,000	2,842,310
Province of Quebec Canada, 3.00%, 9/1/23	CAD	4,100,000	3,140,069
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	749,276
			38,672,025
Czech — 0.4%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	59,900,000	3,113,905
Denmark — 0.4%
Denmark Government Bond, 7.00%, 11/10/24	DKK	8,270,000	1,894,272
Denmark Government Bond, 4.50%, 11/15/39	DKK	5,100,000	1,259,754
			3,154,026
Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	1,960,000	2,804,176
France — 6.3%
France Government Bond OAT, 3.25%, 10/25/21	EUR	20,715,000	26,649,091
France Government Bond OAT, 1.75%, 11/25/24	EUR	14,190,000	17,086,695
France Government Bond OAT, 3.25%, 5/25/45	EUR	5,390,000	8,003,656
			51,739,442
Germany — 2.4%
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	9,100,000	11,328,091
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	3,220,000	3,583,170
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	3,265,000	4,841,137
			19,752,398
Ireland — 0.6%
Ireland Government Bond, 5.90%, 10/18/19	EUR	1,410,000	1,867,641
Ireland Government Bond, 3.40%, 3/18/24	EUR	2,520,000	3,315,849
			5,183,490
Italy — 4.9%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	11,020,000	12,676,756

Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	17,975,000	20,387,809
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	4,650,000	7,306,735
			40,371,300
Japan — 24.4%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	5,455,000,000	45,463,028
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	6,483,400,000	56,709,322
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,276,650,000	24,354,929
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,888,600,000	29,234,789
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	4,496,850,000	44,420,651
			200,182,719
Malaysia — 0.3%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	11,300,000	2,745,078
Mexico — 0.7%
Mexican Bonos, 6.50%, 6/9/22	MXN	93,500,000	5,378,347
Netherlands — 0.9%
Netherlands Government Bond, 2.25%, 7/15/22(1)	EUR	3,260,000	4,052,050
Netherlands Government Bond, 3.75%, 1/15/42(1)	EUR	1,725,000	2,986,518
			7,038,568
New Zealand — 0.3%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	3,260,000	2,266,595
Norway — 0.6%
Norway Government Bond, 4.25%, 5/19/17(1)	NOK	24,590,000	2,964,454
Norway Government Bond, 3.75%, 5/25/21(1)	NOK	15,080,000	1,994,736
			4,959,190
Poland — 0.3%
Poland Government Bond, 4.00%, 10/25/23	PLN	7,730,000	2,051,582
Portugal — 1.8%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(1)	EUR	13,190,000	14,550,992
Singapore — 0.9%
Singapore Government Bond, 2.375%, 4/1/17	SGD	6,150,000	4,385,357
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,220,000	3,145,164
			7,530,521
South Africa — 0.5%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	65,736,000	3,856,290
Spain — 6.2%
Spain Government Bond, 5.50%, 7/30/17(1)	EUR	3,400,000	3,985,998
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	11,260,000	14,022,262
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	7,920,000	10,622,573
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	16,150,000	17,783,500
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	2,560,000	4,110,293
			50,524,626
Sweden — 0.9%
Sweden Government Bond, 4.25%, 3/12/19	SEK	28,800,000	3,839,547
Sweden Government Bond, 3.50%, 6/1/22	SEK	25,100,000	3,526,233
			7,365,780
Switzerland — 0.9%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	4,050,000	4,533,994
Switzerland Government Bond, 2.50%, 3/8/36	CHF	2,265,000	3,217,878
			7,751,872
Thailand — 0.3%
Thailand Government Bond, 3.85%, 12/12/25	THB	90,200,000	2,831,046
Turkey — 0.2%
Turkey Government Bond, 8.00%, 3/12/25	TRY	4,500,000	1,299,148

United Kingdom — 5.8%
United Kingdom Gilt, 5.00%, 3/7/25	GBP	7,900,000	14,653,054
United Kingdom Gilt, 4.25%, 3/7/36	GBP	7,575,000	14,344,409
United Kingdom Gilt, 4.50%, 12/7/42	GBP	3,430,000	7,008,744
United Kingdom Gilt, 4.25%, 12/7/55	GBP	5,335,000	11,749,013
			47,755,220
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $632,345,558)			582,917,167
CORPORATE BONDS — 22.2%
Canada — 0.4%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		$650,000	654,875
Total Capital Canada Ltd., MTN, 2.125%, 9/18/29	EUR	1,500,000	1,639,630
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)		$1,360,000	1,356,600
			3,651,105
France — 2.1%
AXA SA, 7.125%, 12/15/20	GBP	2,000,000	3,339,027
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	2,900,000	3,103,532
BPCE SA, 4.625%, 7/18/23	EUR	2,000,000	2,479,010
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	2,000,000	1,990,992
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,632,678
Engie SA, VRN, 4.75%, 7/10/21	EUR	1,700,000	1,908,978
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	1,760,000	1,859,658
			17,313,875
Germany — 2.5%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	2,800,000	3,240,064
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	2,500,000	3,216,540
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	2,874,000	2,793,451
KFW, 3.875%, 1/21/19	EUR	2,890,000	3,521,183
KFW, MTN, 4.625%, 1/4/23	EUR	3,340,000	4,749,799
RWE AG, VRN, 7.00%, 3/20/19	GBP	2,000,000	2,697,006
			20,218,043
Ireland — 0.8%
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	1,200,000	1,399,721
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	3,960,000	5,129,300
			6,529,021
Italy — 1.1%
Assicurazioni Generali SpA, MTN, 4.125%, 5/4/26	EUR	2,000,000	2,270,300
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	2,000,000	2,567,249
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	1,350,000	2,045,601
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	1,940,000	2,217,899
			9,101,049
Luxembourg — 1.8%
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	5,190,000	6,309,534
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	3,260,000	4,042,741
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,830,000	2,402,175
Glencore Finance Europe SA, MTN, 1.625%, 1/18/22	EUR	2,360,000	1,839,837
			14,594,287
Netherlands — 2.0%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	1,500,000	2,040,033
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	1,600,000	2,004,123
Cooperatieve Rabobank UA, MTN, 4.375%, 6/7/21	EUR	4,000,000	5,187,010
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	2,000,000	2,299,025
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		$500,000	498,750
Shell International Finance BV, MTN, 1.625%, 1/20/27	EUR	1,580,000	1,690,414

Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	700,000	782,237
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	1,500,000	1,535,247
			16,036,839
Spain — 0.2%
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	1,700,000	1,734,019
Supranational — 3.9%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	830,000,000	8,509,648
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	5,100,000	6,543,792
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	4,950,000	8,140,665
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	7,480,000	9,214,325
			32,408,430
Switzerland — 0.3%
Credit Suisse AG, VRN, 5.75%, 9/18/20	EUR	2,000,000	2,327,100
United Kingdom — 3.0%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	1,940,000	3,204,262
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	1,600,000	1,712,531
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	2,640,000	4,197,367
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	2,000,000	3,309,326
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	1,500,000	2,697,426
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	2,000,000	2,634,473
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	1,500,000	1,657,956
SSE plc, VRN, 2.375%, 4/1/21	EUR	2,200,000	2,165,842
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	1,940,000	1,903,801
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)		$1,360,000	1,349,800
			24,832,784
United States — 4.1%
AES Corp. (The), 4.875%, 5/15/23		940,000	836,600
Ally Financial, Inc., 2.75%, 1/30/17		1,360,000	1,348,100
Ashland, Inc., 4.75%, 8/15/22		900,000	859,500
AT&T, Inc., 3.375%, 3/15/34	EUR	1,000,000	1,144,362
Ball Corp., 4.00%, 11/15/23		$940,000	907,100
Calpine Corp., 5.875%, 1/15/24(1)		940,000	968,200
Calpine Corp., 5.75%, 1/15/25		940,000	848,350
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		940,000	954,100
Chesapeake Energy Corp., 8.00%, 12/15/22(1)		389,000	168,242
CIT Group, Inc., 5.00%, 8/15/22		1,360,000	1,378,734
Constellation Brands, Inc., 3.875%, 11/15/19		1,360,000	1,404,200
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,360,000	1,353,200
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24		1,360,000	1,370,200
Frontier Communications Corp., 11.00%, 9/15/25(1)		500,000	483,750
General Motors Co., 5.00%, 4/1/35		1,360,000	1,230,720
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,360,000	1,364,382
HCA, Inc., 3.75%, 3/15/19		1,410,000	1,424,100
International Lease Finance Corp., 6.25%, 5/15/19		1,360,000	1,424,600
Lennar Corp., 4.50%, 6/15/19		950,000	978,500
MPLX LP, 4.875%, 12/1/24(1)		1,360,000	1,063,523
Newfield Exploration Co., 5.75%, 1/30/22		1,360,000	1,173,462
Spectrum Brands, Inc., 5.75%, 7/15/25(1)		500,000	515,000
Sprint Communications, Inc., 9.00%, 11/15/18(1)		940,000	962,325
Steel Dynamics, Inc., 6.125%, 8/15/19		1,360,000	1,366,800
Tenet Healthcare Corp., 4.375%, 10/1/21		400,000	396,500
Tenneco, Inc., 6.875%, 12/15/20		940,000	979,950
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)		1,360,000	1,269,900

United Rentals North America, Inc., 4.625%, 7/15/23		1,360,000	1,329,400
Universal Health Services, Inc., 4.75%, 8/1/22(1)		940,000	943,525
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	1,800,000	2,095,842
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		$1,360,000	1,362,720
			33,905,887
TOTAL CORPORATE BONDS (Cost $200,329,765)			182,652,439
TEMPORARY CASH INVESTMENTS — 5.3%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $17,392,225), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $17,038,362)			17,038,078
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $24,635,363), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $24,148,201)			24,148,000
SSgA U.S. Government Money Market Fund, Class N		17,519	17,519
U.S. Treasury Bills, 0.09%, 2/11/16(2)(3)		2,700,000	2,699,843
TOTAL TEMPORARY CASH INVESTMENTS (Cost $43,903,532)			43,903,440
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $876,578,855)			809,473,046
OTHER ASSETS AND LIABILITIES — 1.5%			12,163,109
TOTAL NET ASSETS — 100.0%			$821,636,155

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,279,016	USD	2,345,851	Barclays Bank plc	3/16/16	(29,858)
AUD	5,063,747	USD	3,550,431	JPMorgan Chase Bank N.A.	3/16/16	26,131
USD	2,812,101	AUD	4,074,446	Barclays Bank plc	3/16/16	(65,710)
USD	702,161	AUD	980,864	JPMorgan Chase Bank N.A.	3/16/16	9,370
BRL	8,335,592	USD	2,019,526	UBS AG	3/16/16	37,647
CAD	179,953	USD	128,948	Barclays Bank plc	3/16/16	(492)
CAD	1,186,735	USD	844,126	JPMorgan Chase Bank N.A.	3/16/16	3,003
CAD	1,630,091	USD	1,132,146	JPMorgan Chase Bank N.A.	3/16/16	31,465
CAD	1,228,639	USD	846,683	State Street Bank & Trust Co.	3/16/16	30,358
USD	4,528,758	CAD	6,330,796	Barclays Bank plc	3/16/16	9,635
USD	2,888,951	CAD	4,060,796	Barclays Bank plc	3/16/16	(9,774)
USD	529,569	CAD	761,069	State Street Bank & Trust Co.	3/16/16	(13,706)
USD	1,276,871	CAD	1,738,371	UBS AG	3/16/16	35,967
CHF	2,149,849	USD	2,177,292	Barclays Bank plc	3/16/16	(74,884)
CHF	1,155,099	USD	1,175,925	UBS AG	3/16/16	(46,315)
USD	461,172	CHF	463,821	Barclays Bank plc	3/16/16	7,587
CLP	2,556,016,325	USD	3,594,960	UBS AG	3/16/16	(27,973)
USD	3,402,338	CLP	2,437,775,442	UBS AG	3/16/16	360
USD	2,062,100	COP	6,990,520,661	UBS AG	3/16/16	(57,884)
USD	1,701,073	CZK	41,511,629	Barclays Bank plc	3/16/16	35,260
DKK	8,857,711	USD	1,309,474	State Street Bank & Trust Co.	3/16/16	(22,117)
EUR	518,711	USD	561,849	Deutsche Bank	3/16/16	686
EUR	667,861	USD	731,929	HSBC Holdings plc	3/16/16	(7,643)
EUR	1,154,802	USD	1,260,500	JPMorgan Chase Bank N.A.	3/16/16	(8,134)
EUR	1,301,883	USD	1,405,590	JPMorgan Chase Bank N.A.	3/16/16	6,284
EUR	30,110,259	USD	33,167,354	UBS AG	3/16/16	(513,212)
EUR	4,065,878	USD	4,374,881	UBS AG	3/16/16	34,505
EUR	430,081	USD	472,388	UBS AG	3/16/16	(5,971)
USD	2,386,648	EUR	2,183,232	Barclays Bank plc	3/16/16	18,964

USD	1,872,608	EUR	1,730,379	Barclays Bank plc	3/16/16	(3,964)
USD	471,171	EUR	427,342	Deutsche Bank	3/16/16	7,724
USD	1,499,042	EUR	1,376,889	JPMorgan Chase Bank N.A.	3/16/16	5,826
USD	661,656	EUR	609,028	JPMorgan Chase Bank N.A.	3/16/16	1,174
USD	2,230,489	EUR	2,054,644	UBS AG	3/16/16	2,257
USD	3,253,930	EUR	2,993,011	Westpac Group	3/16/16	8,052
USD	3,305,677	EUR	3,052,759	Westpac Group	3/16/16	(4,996)
GBP	5,392,900	USD	8,173,706	State Street Bank & Trust Co.	3/16/16	(488,799)
GBP	1,300,000	USD	1,939,025	UBS AG	3/16/16	(86,520)
USD	842,694	GBP	565,842	Barclays Bank plc	3/16/16	36,366
USD	544,807	GBP	376,951	Barclays Bank plc	3/16/16	7,650
USD	2,405,368	GBP	1,697,517	Barclays Bank plc	3/16/16	(13,601)
USD	682,482	GBP	470,361	State Street Bank & Trust Co.	3/16/16	12,215
USD	1,090,680	GBP	732,287	Westpac Group	3/16/16	47,168
USD	3,802,099	HKD	29,745,321	Deutsche Bank	3/16/16	(21,011)
HUF	830,695,891	USD	2,881,258	Barclays Bank plc	3/16/16	7,517
IDR	12,055,281,135	USD	869,476	UBS AG	3/16/16	5,161
IDR	39,455,038,915	USD	2,816,205	UBS AG	3/16/16	46,344
ILS	16,177,373	USD	4,172,860	Barclays Bank plc	3/16/16	(83,987)
ILS	7,531,109	USD	1,954,761	Deutsche Bank	3/16/16	(51,254)
USD	2,457,909	ILS	9,745,781	Barclays Bank plc	3/16/16	(5,362)
USD	1,636,743	ILS	6,426,330	JPMorgan Chase Bank N.A.	3/16/16	12,471
INR	275,292,148	USD	4,088,700	UBS AG	3/16/16	(60,972)
INR	399,527,182	USD	5,903,179	Westpac Group	3/16/16	(57,801)
USD	5,862,038	INR	399,527,182	Westpac Group	3/16/16	16,659
JPY	278,488,732	USD	2,298,050	Barclays Bank plc	3/16/16	4,577
JPY	373,541,355	USD	3,144,843	Deutsche Bank	3/16/16	(56,293)
JPY	807,645,369	USD	6,803,860	HSBC Holdings plc	3/16/16	(126,010)
JPY	2,845,313,255	USD	23,447,356	JPMorgan Chase Bank N.A.	3/16/16	78,531
JPY	476,735,980	USD	3,936,268	JPMorgan Chase Bank N.A.	3/16/16	5,525
JPY	232,028,932	USD	1,994,078	JPMorgan Chase Bank N.A.	3/16/16	(75,595)
JPY	410,614,358	USD	3,472,846	JPMorgan Chase Bank N.A.	3/16/16	(77,765)
JPY	220,523,601	USD	1,861,257	JPMorgan Chase Bank N.A.	3/16/16	(37,903)
JPY	288,949,814	USD	2,380,539	UBS AG	3/16/16	8,583
JPY	52,276,569	USD	431,256	Westpac Group	3/16/16	982
USD	3,896,225	JPY	470,588,037	JPMorgan Chase Bank N.A.	3/16/16	5,265
USD	3,702,496	JPY	434,883,386	JPMorgan Chase Bank N.A.	3/16/16	106,753
USD	658,167	JPY	77,768,953	JPMorgan Chase Bank N.A.	3/16/16	15,150
USD	1,153,403	JPY	135,584,875	State Street Bank & Trust Co.	3/16/16	32,348
USD	1,415,604	JPY	165,720,348	Westpac Group	3/16/16	45,379
USD	5,073,539	JPY	599,967,856	Westpac Group	3/16/16	112,829
KRW	2,516,766,014	USD	2,100,982	UBS AG	3/16/16	(20,880)
KRW	22,232,810,769	USD	18,805,507	Westpac Group	3/16/16	(430,133)
USD	980,672	KRW	1,187,103,759	UBS AG	3/16/16	(467)
USD	1,717,428	KRW	2,084,528,696	UBS AG	3/16/16	(5,430)
USD	2,753,971	KRW	3,325,833,368	UBS AG	3/16/16	5,177
USD	3,751,791	MXN	67,699,072	Barclays Bank plc	3/16/16	30,182
MYR	10,391,885	USD	2,503,465	UBS AG	3/16/16	5,233
MYR	12,547,232	USD	2,919,998	UBS AG	3/16/16	109,022
MYR	12,656,508	USD	2,945,429	UBS AG	3/16/16	109,971
MYR	6,705,770	USD	1,568,198	Westpac Group	3/16/16	50,638
USD	3,006,719	MYR	13,094,263	UBS AG	3/16/16	(154,359)
USD	2,863,355	MYR	12,332,471	UBS AG	3/16/16	(113,819)

NOK	21,317,469	USD	2,440,498	Barclays Bank plc	3/16/16	13,911
NOK	22,070,921	USD	2,505,804	JPMorgan Chase Bank N.A.	3/16/16	35,354
NOK	21,266,353	USD	2,435,450	UBS AG	3/16/16	13,074
USD	3,091,302	NOK	26,925,490	Barclays Bank plc	3/16/16	(8,791)
USD	2,468,383	NOK	21,432,899	Barclays Bank plc	3/16/16	685
USD	2,450,352	NOK	21,517,470	Deutsche Bank	3/16/16	(27,084)
USD	3,422,319	NZD	5,335,627	Westpac Group	3/16/16	(24,080)
PHP	115,489,845	USD	2,401,536	UBS AG	3/16/16	3,889
USD	4,066,739	PHP	195,325,494	UBS AG	3/16/16	(1,503)
USD	2,130,673	PHP	101,675,723	UBS AG	3/16/16	12,970
PLN	16,589,180	USD	4,213,125	Barclays Bank plc	3/16/16	(150,158)
PLN	8,743,153	USD	2,138,773	Barclays Bank plc	3/16/16	2,572
USD	3,325,282	PLN	13,173,439	Barclays Bank plc	3/16/16	98,887
RUB	167,573,031	USD	2,131,972	UBS AG	3/16/16	63,676
RUB	82,686,366	USD	1,167,639	UBS AG	3/16/16	(84,230)
SEK	22,553,396	USD	2,693,905	JPMorgan Chase Bank N.A.	3/16/16	(62,943)
USD	2,634,903	SEK	22,511,680	Deutsche Bank	3/16/16	8,807
USD	2,584,243	SEK	22,142,504	JPMorgan Chase Bank N.A.	3/16/16	1,213
SGD	3,538,127	USD	2,477,559	Barclays Bank plc	3/16/16	3,839
SGD	5,994,880	USD	4,250,000	Deutsche Bank	3/16/16	(45,607)
SGD	5,910,566	USD	4,192,161	State Street Bank & Trust Co.	3/16/16	(46,900)
USD	4,287,506	SGD	6,047,112	JPMorgan Chase Bank N.A.	3/16/16	46,481
USD	4,100,949	SGD	5,892,264	State Street Bank & Trust Co.	3/16/16	(31,477)
USD	4,971,579	SGD	7,150,960	State Street Bank & Trust Co.	3/16/16	(43,609)
USD	4,925,492	SGD	6,945,535	UBS AG	3/16/16	54,375
THB	46,215,919	USD	1,275,626	UBS AG	3/16/16	16,226
THB	119,143,522	USD	3,314,606	UBS AG	3/16/16	15,756
TRY	4,932,742	USD	1,639,003	Barclays Bank plc	3/16/16	9,364
TRY	8,909,925	USD	2,993,410	Barclays Bank plc	3/16/16	(15,995)
TRY	7,528,764	USD	2,448,535	Barclays Bank plc	3/16/16	67,340
TRY	2,905,132	USD	970,367	JPMorgan Chase Bank N.A.	3/16/16	437
USD	2,904,848	TRY	8,885,493	JPMorgan Chase Bank N.A.	3/16/16	(64,403)
TWD	156,774,103	USD	4,775,912	UBS AG	3/16/16	(97,485)
USD	4,739,241	TWD	156,774,103	UBS AG	3/16/16	60,814
USD	2,460,014	TWD	82,570,355	UBS AG	3/16/16	(4,038)
USD	1,647,016	TWD	55,298,567	UBS AG	3/16/16	(3,195)
ZAR	41,170,597	USD	2,475,590	JPMorgan Chase Bank N.A.	3/16/16	95,005
USD	1,408,452	ZAR	20,914,749	Deutsche Bank	3/16/16	102,584
						(1,614,882)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
10	Korean Treasury 10-Year Bonds	March 2016	1,062,140	22,254
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
104	U.S. Treasury 10-Year Notes	March 2016	13,476,125	(362,609)
112	U.S. Treasury 5-Year Notes	March 2016	13,515,250	(215,051)
8	U.S. Treasury Long Bonds	March 2016	1,288,250	(55,268)
			28,279,625	(632,928)

SWAP AGREEMENT*

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread (%)***	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 25 Index	7,365,000	Sell	5.00	12/20/20	5.04	176,699	34,067

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

*** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	9,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79	8/27/25	(138,815)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $123,163,446, which represented 15.0% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,864,843.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	582,917,167	—
Corporate Bonds	—	182,652,439	—
Temporary Cash Investments	17,519	43,885,921	—
	17,519	809,455,527	—
Other Financial Instruments
Futures Contracts	—	22,254	—
Swap Agreements	—	34,067	—
Forward Foreign Currency Exchange Contracts	—	1,957,210	—
	—	2,013,531	—
Liabilities
Other Financial Instruments
Futures Contracts	632,928	—	—
Swap Agreements	—	138,815	—
Forward Foreign Currency Exchange Contracts	—	3,572,092	—
	632,928	3,710,907	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$877,666,910
Gross tax appreciation of investments	$7,774,947
Gross tax depreciation of investments	(75,968,811)
Net tax appreciation (depreciation) of investments	$(68,193,864)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 29, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 29, 2016